                      As filed with the Securities and
                           Exchange Commission on

                             January 19, 1996



                                              1933 Act Registration No. 2-82356
                                                     1940 Act File No. 811-3686


                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM N-1A
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / X /

         Pre-Effective Amendment No.                            /   /

         Post-Effective Amendment No. 16                        / X /


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /


         Amendment No. 18                                       / X /


                       CARDINAL TAX EXEMPT MONEY TRUST
             --------------------------------------------------
             (Exact Name of Registrant as Specified in Charter)

                 155 East Broad Street, Columbus, Ohio                43215
             --------------------------------------------------   -------------
             (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code              (614) 464-5511
                                                                --------------

       Frank W. Siegel, 155 East Broad Street, Columbus, Ohio 43215
     ----------------------------------------------------------------
                   (Name and Address of Agent for Service)

Copy to:         Charles H. Hire, Esq.
                 Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:  Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

   __X__  immediately upon filing pursuant to paragraph (b)
   _____  on (date), pursuant to paragraph (b)
   _____  60 days after filing pursuant to paragraph (a)(1)
   _____  on (date) pursuant to paragraph (a)(1)
   _____  75 days after filing pursuant to paragraph (a)(2)
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485.

 If appropriate, check the following box:

   _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            CALCULATION OF FEE*

-----------------------------------------------------------------------------------------------------------
                                              Proposed Maximum      Proposed Maximum
Title of Securities       Amount Being       Offering Price Per    Aggregate Offering         Amount of
  Being Registered         Registered              Unit**               Price***          Registration Fee
-----------------------------------------------------------------------------------------------------------
Shares of
Beneficial Interest
in Cardinal Tax
Exempt Money Trust      30,385,595                  $1.00               $290,000                $100

* The Registrant has also registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940. On November 21, 1995, the Registrant filed its Rule 24f-2 Notice with respect to the fiscal year ended September 30, 1995.

**     Based on the offering price per share on January 15, 1996.

*** Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940. During the fiscal year ended September 30, 1995, the total amount of securities redeemed was $172,310,841; of the redeemed amount, $142,215,246 were used for reduction pursuant to Rule 24f-2(c) under said Act in the current fiscal year and $30,095,595 are being used for reduction in this Amendment under Rule 24e-2.

                         CARDINAL TAX EXEMPT MONEY TRUST

                        Cross Reference Sheet Required By
                   Rule 481(a) under the Securities Act of 1933

       Part A of Form N-1A Item No.           Caption(s) in Prospectus
       ----------------------------           ------------------------
1.(a)(i)  ............................        Cover Page
     (ii) ............................        Cover Page
     (iii)............................        Cover Page
     (iv) ............................        Cover Page
     (v)  ............................        Cover Page
     (vi) ............................        Cover Page
     (vii) ...........................        *
  (b) ................................        *
2.(a)(i)      ........................        "Fee Table"
     (ii)   ..........................        *
  (b) ................................        "Prospectus Highlights"
  (c) ................................        "Prospectus Highlights"
3.(a).................................        "Financial Highlights"
  (b).................................        "Financial Highlights"
  (c).................................        "Financial Highlights"
  (d).................................        "Financial Highlights"
4.(a)(i)(A)...........................        "What Is The Trust?"
     (i)(B)...........................        "What Is The Trust?"
     (ii) ............................        "What Are The Investment Objective And Policies Of the Trust?"
     (ii)(A)..........................        *
     (ii)(B)(1).......................        "What Are The Investment Objective And Policies Of the Trust?"
     (ii)(B)(2).......................        *
     (ii)(C)..........................        *
     (ii)(D)..........................        *
  (b)(i)..............................        *
     (ii) ............................        *
  (c).................................        "What Are The Investment Objective and Policies Of The Trust?"
5.(a).................................        "Who Manages My Investment In The Trust?"
  (b)(i)..............................        "Who Manages My Investment In The Trust?"
  (b)(ii).............................        "Who Manages My Investment In The Trust?"
  (b)(iii)............................        "Who Manages My Investment In The Trust?"
  (c).................................        "Who Manages My Investment In The Trust?"
  (d).................................        "Who Manages My Investment In The Trust?"
  (e).................................        "Who Manages My Investment In The Trust?"
  (f).................................        "Financial Highlights"
------------------

       *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

       Part A of Form N-1A Item No.        Caption(s) in Prospectus
       ----------------------------        ------------------------
  (g)(i)(A)...........................     *
  (g)(i)(B)...........................     *
  (g)(i)(C)...........................     *
  (g)(ii).............................     *
5A.(a)................................     *
5A.(b)................................     *
5A.(c)................................     *
6.(a).................................     "What Are My Rights As A Shareholder?"
  (b).................................     *
  (c).................................     *
  (d).................................     *
  (e).................................     "What Shareholder Reports Will I Receive?"
  (f).................................     "What Distributions Will I Receive?"
  (g).................................     "Does The Trust Pay Federal Income Tax?"; "What About My Taxes?"
7.(a).................................     "How Do I Purchase Shares Of The Trust? -- General"; Back Cover Page
  (b).................................     "How Do I Purchase Shares Of The Trust?"; "How Is Net Asset Value Calculated?"
  (c).................................     "What Other Shareholder Programs Are Provided?"; "How May I Redeem My Shares?"; "What
                                           Distributions Will I Receive?"
  (d).................................     "How Do I Purchase Shares Of The Trust? -- General"
  (e).................................     *
  (f).................................     *
8.(a).................................     "How May I Redeem My Shares?"
  (b).................................     "How May I Redeem My Shares?"
  (c).................................     "How May I Redeem My Shares?"
  (d).................................     "How May I Redeem My Shares?"
9.  ..................................     *


__________________

       *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS ___________________________________________________________________


                                   [ LOGO ]

                        CARDINAL TAX EXEMPT MONEY TRUST

Cardinal Tax Exempt Money Trust (the "Trust") is a no-load, diversified, open-end management investment company. The Trust has an investment objective of maximizing current income exempt from federal income tax while preserving capital and maintaining liquidity. The Trust seeks to attain its objective through professional management of a high-grade portfolio of short-term municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes, some of which may be secured by the full faith and credit of the U.S. Government. All obligations purchased by the Trust will mature, or be deemed to mature, in 397 days (13 months) or less or will have interest rates adjusted in accordance with established indexes (e.g. the prime rate) not less frequently than semi-annually. There can be no assurance that the Trust's objective will be achieved.


THE SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE TRUST INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE TRUST SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT NET ASSET VALUE WILL NOT VARY.

The Trust has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of December 1, 1995 (the "Plan"), with The Cardinal Group, an Ohio business trust (the "Group"). Pursuant to the Plan, Cardinal Tax Exempt Money Market Fund, a series of the Group (the "Acquiring Fund"), would acquire all of the assets of the Trust in exchange for the assumption of all of the Trust's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Trust's net assets (the "Reorganization"). The Trust would then be liquidated, and the shares of the Acquiring Fund would be distributed to Trust shareholders.

The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Trust at the Annual Shareholders Meeting currently expected to be held in March, 1996. If the shareholders approve the Reorganization, it is expected that the Reorganization would be effected on or about March 31, 1996; however, the Reorganization may be effected on such earlier or later date as the Group and the Trust may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

--------------------------------------------------------------------------------

         For further information regarding the Trust or for assistance in opening an account or redeeming shares, please call (800) 282-9446 toll free.

   Inquiries may also be made by mail addressed to the Trust at its principal office:
                             155 East Broad Street
                              Columbus, Ohio 43215

--------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing in the Trust. This Prospectus should be retained for future reference. A Statement of Additional Information respecting the Trust, dated January 19, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Trust at the above address or by calling the phone number provided above.

     Investors should read and retain this Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               THE OHIO COMPANY

                The date of this Prospectus is January 19, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY FEATURES
--------------------------------------------------------------------------------

TAX ADVANTAGES................. The Trust seeks to invest in securities which are free of federal income tax, and in turn, pass through to the
                                investor tax free income. State and local taxes have not
                                been considered. (See page 7.)

HIGH CURRENT YIELDS............ The Trust seeks the maximum yield available through investment in securities which earn attractive rates of
                                return free of federal income tax. (See page 7.)

MONTHLY DISTRIBUTIONS.......... Monthly distributions are automatically reinvested in additional shares of the Trust without charge or may be
                                received in cash. (See pages 4 and 12.)

INSTANT LIQUIDITY.............. Through the free check writing privilege or telephone transfer of funds, all or part of an investor's shares may be redeemed on any business day at the net asset value
                                without charge. (See pages 13 and 14.)

LOW INITIAL INVESTMENT......... An investor can acquire shares of a high quality portfolio of tax exempt securities with a smaller investment than
                                would be needed to purchase a similar portfolio directly.
                                (See page 10.)

PROFESSIONAL MANAGERS.......... The Trust's portfolio is fully managed by professional portfolio managers. (See page 16.)

FLEXIBILITY.................... You may switch once each calendar quarter from one mutual fund to another within the Cardinal Group of Funds as your personal circumstances or market conditions dictate. Under certain circumstances, however, a sales charge may be im-
                                posed on exchanges for shares of The Cardinal Fund Inc.,
                                Cardinal Government Obligations Fund, Cardinal Balanced
                                Fund and Cardinal Aggressive Growth Fund. (See page 17.)

MAXIMUM YIELD.................. As there is no sales charge to reduce the yield, investors receive the maximum yield on their investment. Service
                                fees and charges have not been considered. (See pages 4
                                and 10.)

ACH PROCESSING................. Investors may use Automated Clearing House ("ACH")
                                processing for subsequent purchases of shares,
                                redemptions, and/or distributions paid. (See page 17.)

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------

SHARES OFFERED................. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, all of
                                one class, with a par value of $.10 per share (the
                                "Shares"). (See page 6.)

OFFERING PRICE................. The public offering price is equal to net asset value per share next determined after order. The Trust intends to
                                use its best efforts, under normal circumstances, to
                                maintain a constant net asset value of $1.00 per share.
                                There can be no assurance that it will be able to maintain such a net asset value. There is no sales charge. (See
                                pages 10 and 15.)

MINIMUM PURCHASE............... $1,000 minimum initial investment and $100 minimum subse-
                                quent investments, although such minimums may be waived
                                under certain circumstances. (See page 10.)

TYPE OF COMPANY................ No-load, diversified, open-end management investment com-
                                pany, established under Ohio law by a Declaration of Trust dated January 13, 1983. (See page 6.)

INVESTMENT OBJECTIVE........... To maximize current income exempt from federal income tax while preserving capital and maintaining liquidity. There
                                is no assurance that such objective will be achieved. (See page 7.)

INVESTMENT POLICIES............ The Trust invests in short-term tax exempt securities including, but not limited to, bond anticipation notes,
                                construction loan notes, project notes, revenue
                                anticipation notes and tax anticipation notes as well as
                                municipal bonds and participations therein. These
                                investments entail certain risks. (See pages 7 through
                                10.)

INVESTMENT ADVISER............. The Trust has entered into an investment advisory and man-
                                agement agreement with Cardinal Management Corp., a
                                wholly-owned subsidiary of The Ohio Company. Cardinal
                                Management Corp. also acts as investment adviser for
                                Cardinal Government Securities Trust, Cardinal Government
                                Obligations Fund, Cardinal Balanced Fund and Cardinal
                                Aggressive Growth Fund. (See page 16.)

MANAGEMENT FEE................. The annual rate is .5% of the average daily net assets of the Trust. (See page 17.)

DISTRIBUTIONS.................. Distributions from net investment income are credited to the shareholder's account daily and are automatically
                                reinvested in additional Shares of the Trust monthly,
                                unless a cash dividend option is selected. (See page 12.)

REDEMPTION..................... At net asset value per share without charge, except that broker-dealers may charge a service fee for assisting in a redemption. The Trust may require a redemption of Shares
                                if the value of the account is less than $500. (See pages
                                12 and 13.)

TRANSFER AGENT................. Cardinal Management Corp. (See page 17.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
          Maximum Sales Load Imposed on Purchases
            (as a percentage of offering price)..........................     0%
          Maximum Sales Load Imposed on Reinvested Dividends
            (as a percentage of offering price)..........................     0%
          Deferred Sales Load
            (as a percentage of original purchase price or redemption
            proceeds, as applicable).....................................     0%
          Redemption Fees
            (as a percentage of amount redeemed, if applicable)..........     0%
          Exchange Fee................................................... $   0

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
          Management Fees................................................   .50%
          12b-1 Fees.....................................................   .00
          Other Expenses.................................................   .33
                                                                          -----
               Total Fund Operating Expenses.............................   .83%
                                                                          =====

EXAMPLE -----------------------------------------      1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                     -----------    -----------    -----------    -----------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and
  (2) redemption at the end of each period:......        $8             $26            $46           $103


The purpose of the above table is to assist a potential purchaser of the Trust's Shares in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE TRUST?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Trust. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights with respect to each of the ten fiscal years ended September 30, 1995, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon together with certain financial statements, are contained in the Trust's Statement of Additional Information and which may be obtained by shareholders and prospective investors.

FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                       YEARS ENDED SEPTEMBER 30,
                                                      ------------------------------------------------------------
                                                        1995         1994         1993         1992         1991
                                                                   --------     --------     --------     --------
Net asset value, Beginning of period................  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Income from investment operations:
  Net investment income.............................       .03          .02          .02          .03          .04
  Net gains or losses on securities (both realized
    and unrealized).................................        --           --           --           --           --
                                                      --------     --------     --------     --------     --------
  Total from investment operations..................       .03          .02          .02          .03          .04
                                                      --------     --------     --------     --------     --------
Less Distributions:
  Dividends (from net investment income)............      (.03)        (.02)        (.02)        (.03)        (.04)
  Distributions (from capital gains)................        --           --           --           --           --
  Returns of capital................................        --           --           --           --           --
                                                      --------     --------     --------     --------     --------
  Total Distributions...............................      (.03)        (.02)        (.02)        (.03)        (.04)
Net asset value, End of period......................  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                      ========     ========     ========     ========     ========
Total Return........................................      3.02%        1.78%        1.81%        2.62%        4.40%
Ratios/Supplemental Data:
Net assets, End of period (000) omitted.............  $ 64,780     $ 80,531     $ 91,159     $ 70,054     $ 85,488
Ratio of expenses to average net assets.............      0.83%        0.76%        0.77%        0.76%        0.72%
Ratio of net investment income to average net
  assets............................................      2.99%        1.78%        1.80%        2.59%        4.31%

                                                        1990         1989         1988         1987         1986
                                                                   --------     --------     --------     --------
Net asset value, Beginning of period................  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Income from investment operations:
  Net investment income.............................       .05          .06          .04          .04          .04
  Net gains or losses on securities (both realized
    and unrealized).................................        --           --           --           --           --
                                                      --------     --------     --------     --------     --------
  Total from investment operations..................       .05          .06          .04          .04          .04
                                                      --------     --------     --------     --------     --------
Less Distributions:
  Dividends (from net investment income)............      (.05)        (.06)        (.04)        (.04)        (.04)
  Distributions (from capital gains)................        --           --           --           --           --
  Returns of capital................................        --           --           --           --           --
                                                      --------     --------     --------     --------     --------
  Total Distributions...............................      (.05)        (.06)        (.04)        (.04)        (.04)
Net asset value, End of period......................  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                      ========     ========     ========     ========     ========
Total Return........................................      5.41%        5.95%        4.53%        3.62%        4.47%
Ratios/Supplemental Data:
Net assets, End of period (000) omitted.............  $ 82,988     $ 82,031     $ 61,771     $ 63,848     $ 67,816
Ratio of expenses to average net assets.............      0.76%        0.72%        0.75%        0.71%        0.76%
Ratio of net investment income to average net
  assets............................................      5.26%        5.79%        4.44%        3.56%        4.38%

See notes to financial statements appearing in the Trust's Statement of Additional Information.
__________________________________

Pursuant to a Revolving Credit Agreement between the Trust and The Fifth Third Bank dated April 10, 1992 (the "Loan Agreement"), the Trust may borrow money from The Fifth Third Bank for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, and only in an amount not exceeding 5% of the value of the Trust's total assets at the time of borrowing. The table below sets forth certain information concerning the Loan Agreement.

                                                                  AVERAGE NUMBER
                      AMOUNT OF DEBT      AVERAGE AMOUNT OF     OF TRUST'S SHARES       AVERAGE AMOUNT
   YEAR ENDED         OUTSTANDING AT       DEBT OUTSTANDING        OUTSTANDING        OF DEBT PER SHARE
 SEPTEMBER 30,        END OF PERIOD       DURING THE PERIOD     DURING THE PERIOD     DURING THE PERIOD
----------------    ------------------    ------------------    ------------------    ------------------

      1995                  $0                 $ 2,425              67,530,425            $0.0000359
      1994                  $0                 $19,159              85,845,213            $0.0002232
      1993                  $0                  $6,439              80,606,522            $0.0000799
      1992                  $0                  $  637              88,243,903            $0.0000072


From time to time the Trust may advertise its "yield" or "annualized yield," its "effective yield," its "tax equivalent yield" and its "tax equivalent effective yield." ALL YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" or "annualized yield" of the Trust refers to the income generated by an investment in the Trust over a seven-day period (which period will be stated in the advertisement). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" or "annualized yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of the Trust. The "tax-equivalent effective yield" is calculated similarly to the "tax-equivalent yield" but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested. The "tax-equivalent effective yield" will be slightly higher than the "tax-equivalent yield" because of the compounding effect of this assumed reinvestment.

Investors may also judge the performance of the Trust by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, Consumer Reports and U.S.A. Today. In addition to performance information, general information about the Trust that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

--------------------------------------------------------------------------------
WHAT IS THE TRUST?
--------------------------------------------------------------------------------

The Trust is a diversified open-end management investment company established under Ohio law by a Declaration of Trust dated January 13, 1983. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, all of one class, with par value of $.10 per share, and authorizes the Trustees to issue separate series of shares differing only in certain specified respects. The Trustees have not currently authorized separate series of shares. Each Share offered hereunder represents an equal pro rata interest in the Trust's common portfolio. Upon liquidation, shareholders are entitled to share pro rata in the net assets of the Trust available for distribution to shareholders. Shares are freely transferable, have no preemptive or conversion rights and are redeemable as set forth herein under "HOW MAY I REDEEM MY SHARES?" Shares issued pursuant to the terms of the Declaration of Trust are fully paid and nonassessable. Any additional series of shares must be issued in compliance with the Investment Company Act of 1940, as amended, and must not constitute a security that is senior to the Shares offered pursuant to this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE TRUST?
--------------------------------------------------------------------------------

The investment objective of the Trust is to maximize current income exempt from federal income tax while preserving capital and maintaining liquidity. The investment objective with respect to the Trust is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Trust.

As a money market fund, the Trust invests exclusively in United States dollar-denominated instruments which the Trustees of the Trust and the Trust's investment adviser determine present minimal credit risks and which at the time of acquisition are rated by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations or, if unrated, are of comparable quality. All securities or instruments in which the Trust invests have, or are deemed to have, remaining maturities of 397 calendar days (thirteen months) or less. The dollar-weighted average maturity of the obligations in the Trust will not exceed 90 days.

As a matter of policy, under normal market conditions, the Trust will invest at least 80% of its net assets in a diversified portfolio of Municipal Securities (as defined below), the interest on which is both exempt from federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax. Subject to the foregoing limitations and in order to achieve its investment objective, the Trust expects to invest in the following types of securities.

The Trust may invest in bond anticipation notes, construction loan notes, project notes, revenue anticipation notes and tax anticipation notes, as well as municipal bonds and participation interests therein, including industrial development revenue bonds and pollution control revenue bonds (collectively, "Municipal Securities"). The Trust may also acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a "stand-by commitment" a dealer agrees to purchase, at the Trust's option, specified Municipal Securities at a specified price which ordinarily is substantially the same as the value of the underlying Municipal Security.

Specific types of Municipal Securities which the Trust may purchase include bond anticipation notes, construction loan notes, project notes, revenue anticipation notes and tax anticipation notes which, in each case (1) are backed by the full faith and credit of the United States, (2) are rated MIG-1 or MIG-2, or subsequent equivalents by Moody's Investors Service, Inc. ("Moody's") or (3) if the notes are not rated, are, as determined by Cardinal Management Corp., the Trust's adviser (the "Adviser") in accordance with guidelines established by the Board of Trustees, of a quality equivalent to MIG-1 or MIG-2. The Trust may also invest in municipal bonds and participation interests therein, including industrial development revenue bonds and pollution control revenue bonds, which
(1) are rated Aaa or Aa by Moody's, (2) are rated AAA or AA by Standard & Poor's Corporation ("S&P") or (3) if not rated, have, in the opinion of the Adviser determined in accordance with guidelines established by the Board of Trustees, essentially the same characteristics and quality as bonds having the above ratings. In addition, the Trust may purchase other types of tax-exempt Municipal Securities such as short-term discount notes. These investments must (1) be rated Prime-1 or Prime-2 by Moody's or (2) if not rated, possess equivalent characteristics and quality in the opinion of the Adviser determined in accordance with guidelines established by the Board of Trustees.

As of December 31, 1995, the Trust was 100% invested in Municipal Securities rated AAA or AA (bonds), SP-1 (notes) or A-1 (variable rate demand obligations) by S&P, or Aaa or Aa (bonds), MIG-1 (notes) or VMIG-I (variable rate demand obligations) by Moody's. Current income earned on such Municipal Securities may not be as great as current income that could be earned on lower quality securities that have less liquidity and/or a greater risk of nonpayment or securities that have a longer term.

The Trust has invested and intends to continue to invest more than 25% of its assets in certain variable or floating rate demand Municipal Securities, including participation interests therein. The value of such securities may change with changes in interest rates generally. However, the variable or floating rate nature of such securities should reduce, to the extent the Trust is invested in such securities, the degree of fluctuation in the value of portfolio investments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio composed entirely of fixed income securities. The portfolio may contain variable or floating rate demand securities on which stated minimum or maximum rates set by state law limit the degree to which interest on such securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable or floating rate demand securities is made in relation to movements of the applicable indexes (e.g. the prime rate), such securities are not comparable to longer-term fixed rate securities. Accordingly, interest rates on such securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities. The Trust, however, will only acquire variable or floating rate securities the interest rates on which are determined by reference to other short-term market rates of interest. The Trust will attempt to achieve a balance of variable or floating and fixed rate securities such that under normal circumstances the net asset value of the Trust can be maintained at $1.00 per share while the highest possible yield can be returned to investors. To the extent the Trust's portfolio is invested in variable or floating rate securities, yield can be expected to decline in periods of falling interest rates more rapidly than if the Trust's portfolio is invested solely in longer-term fixed rate securities. Conversely, yield, under the same circumstances, can be expected to increase more rapidly in periods of rising interest rates. Such instruments may be considered to be derivatives. A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. As stated above, the Fund has no limit as to the percentage of its total assets that may be invested in such variable or floating rate securities.

Variable rate demand Municipal Securities in which the Trust invests may be supported by bank letters of credit or comparable guarantees of financial institutions. To the extent that 25% or more of the Trust's assets are invested in variable rate demand Municipal Securities supported by such letters of credit or guarantees, the Trust may be deemed to be concentrated in the banking industry. (See "Certain Factors.")

In addition, the Trust may enter into commitments to purchase Municipal Securities on a "when-issued" basis. Pursuant to such commitments, delivery and payment for the Municipal Securities normally takes place at a date after the commitment to purchase although the payment obligation and the coupon rate have been established before the time the Trust enters into the commitment. The settlement date usually occurs within one week of the purchase of notes and within one month of the purchase of bonds. At the time the Trust makes such a commitment to purchase a Municipal Security, it will record the transaction and reflect the value of the obligation in determining its net asset value. No interest accrues to the Trust until delivery and payment take place. The Custodian will maintain on a daily basis a separate Trust account consisting of cash or liquid debt securities with a value at least equal to the amount of the Trust's commitments to purchase when-issued obligations.

Municipal Securities purchased on a when-issued basis or held in the Trust's portfolio are subject to changes in market value based not only upon the public's perception of the credit worthiness of the issuer but also upon changes in the level of interest rates. Such changes in value will generally result in both changing in value in the same way, i.e. both appreciating when interest rates decline and depreciating when interest rates rise. Therefore, if to achieve higher interest income the Trust remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Trust's assets will vary from $1.00 per share. (See "HOW IS NET ASSET VALUE CALCULATED?") In addition, the Trust may, when it purchases Municipal Securities on a when-issued basis, obtain on the settlement date, Municipal Securities yielding higher or lower rates of interest than are otherwise available. However, the Trust does not believe that under normal circumstances its net asset value or income will be affected by its purchase of Municipal Securities on a when-issued basis.

TAXABLE MONEY MARKET SECURITIES

Under normal operating circumstances, Trust assets will be managed with a view towards producing only income that is exempt from federal income taxation. However, the Trust may invest up to 20% of its assets in "temporary investments," that is, money market instruments consisting of marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, deposit obligations of banks and savings and loans which are members of the Federal Deposit Insurance Corporation ("FDIC"), bankers' acceptances, high-grade commercial paper guaranteed or issued by domestic corporations and instruments (including repurchase agreements) secured by such obligations.

A repurchase agreement is an instrument under which the purchaser acquires ownership of the obligation but the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price. The resale price reflects an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements are considered under the Investment Company Act of 1940, as amended (the "1940 Act") to be loans made by the Trust. The Trust will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Trust's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Trust could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Trust seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

The Trust will not enter into repurchase agreements in violation of the 1940 Act. The Trust may not enter into a repurchase agreement if, as a result thereof, more than 10% of its total assets would be subject to repurchase agreements maturing in more than seven days.

LOANS AND LOAN PARTICIPATIONS

The Trust may, for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, borrow money in an amount not exceeding 5% of the value of the Trust's total assets at the time of borrowing. The Trust may also acquire participations in privately negotiated loans to municipal borrowers, provided that the interest received by the Trust is exempt, in the opinion of bond counsel to the municipal borrower, from federal income tax. Loan participations are loans subject to the Trust's investment restrictions applicable to these activities. (See "INVESTMENT LIMITATIONS" in the Statement of Additional Information.)

INVESTMENT COMPANY SECURITIES

The Trust may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Trust intends to invest in money market mutual funds for purposes of short-term cash management. The Trust's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Trust's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Trust's Statement of Additional Information.

CERTAIN FACTORS

Naturally, there can be no assurance that the Trust will achieve its investment objective or be able continuously to maintain a net asset value per share of $1.00. The characteristics of short-term Municipal Securities are such that the price stability and liquidity of the Trust may not be equal to that of a money market fund which exclusively invests in short-term taxable money market securities. While the Adviser believes that the purchase of variable rate demand Municipal Securities will facilitate maintaining a $1.00 per share net asset value, the Trust is still expected to have a significantly longer average maturity than a general purpose taxable money market fund with the result that the pricing of its portfolio will tend to be more subject to short-term interest rate fluctuations.

In addition, the Trust expects that substantially all the demand rights of the Trust with respect to variable rate demand Municipal Securities will be supported by letters of credit of major commercial banks. Trust investors should be aware that banks are subject to extensive governmental regulation which may limit both the amounts and type of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

--------------------------------------------------------------------------------
HOW DO I PURCHASE SHARES OF THE TRUST?
--------------------------------------------------------------------------------

GENERAL

Shares of the Trust are sold on a continuing basis without a sales charge at the net asset value next determined after an order is received by The Ohio Company, the Trust's principal underwriter, and federal funds (monies credited to a member bank's account in a Federal Reserve Bank) are received by The Ohio Company as hereinafter provided. The minimum initial investment is $1,000 and subsequent investments must be in amounts of at least $100. The Trust may, at its discretion, waive the subsequent investment minimum for purchases effected through the automatic reinvestment of distributions from unit investment trusts sponsored by The Ohio Company, and may waive both the initial and subsequent investment minimums for purchases effected with cash balances in brokerage accounts of customers of The Ohio Company. Shares of the Trust may be purchased through a securities dealer, investment adviser, agent or other fiduciary which may charge a fee for its services in connection with the purchase. No sales charge is imposed by the Trust or by The Ohio Company.

Each new investor must complete an Application Form and send it to the Trust at the indicated address either prior to or concurrently with the transmittal of funds by wire or mail.

All Shares purchased will be credited to shareholder accounts after receipt of an order and federal funds by The Ohio Company, at the net asset value next determined. The Trust currently determines net asset value and enters purchases and redemptions of its Shares as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for business ("Business Day"). If a properly completed order and federal funds (or other immediately available funds) are received at or prior to 12:00 noon Eastern time on a Business Day, then the purchase will be entered as of 4:00 p.m. Eastern time on that day and dividends will commence on that day. If either federal funds (or other immediately available funds) or the completed purchase order are received after 12:00 noon Eastern time (but prior to 4:00 p.m. Eastern time) Shares will be credited to the shareholder's account as of 4:00 p.m. Eastern time on that day but will not earn dividends until the following day. The Trust reserves the right to reject any order to purchase its Shares. Certificates representing Shares of the Trust will not be issued. All Shares purchased are confirmed to the investor and credited to the investor's account on the Trust's books maintained by Cardinal Management Corp. The investor will have the same rights and ownership with respect to such Shares as if certificates had been issued.

From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of Shares of the Trust. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding the Trust and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of Shares of the Trust. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Trust's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Trust or its shareholders.

PURCHASE BY FEDERAL FUNDS WIRE

Investments in Shares of the Trust may be made by wire transfer of federal funds, avoiding delays of the mail and the normal check clearance process described below. An investor may telephone the Trust at (800) 282-9446, toll free, prior to wire transfer of its investment to advise the Trust of the investment and, if a new investor, to obtain an account number. If an investor does not telephone the Trust for wire instructions and the investor's wire transfer does not include sufficient information, such purchase will be delayed until the proper information is received. An investor must instruct its bank to "wire transfer" the investment immediately to:

                   The Huntington National Bank
                   Account Number 01891688407
                   Routing Number 044000024
                   17 South High Street
                   Columbus, Ohio 43215
                   Attn: Cardinal Tax Exempt Money Trust
                   [Include Trust Account Number and Name of Account Holder]

Funds transmitted by wire will be invested in Shares of the Trust at the net asset value next computed after receipt thereof as follows. Investment will occur on the same day as the transfer of funds so long as federal funds are received by The Ohio Company prior to 12:00 noon Eastern Time on any Business Day. Federal funds received by The Ohio Company after 12:00 noon Eastern Time will not be invested until the next Business Day. Dividends will accrue on the day a purchase is effected only if federal funds are received by The Ohio Company by 12:00 noon Eastern Time. A bank may charge for its services in effecting wire transfers of funds.

Subsequent purchases of Shares of the Trust may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

PURCHASE BY MAIL

Investment in Shares of the Trust may be made by mail by sending a check or other negotiable bank draft payable to the order of "Cardinal Tax Exempt Money Trust" together with, in the case of an initial purchase, an Application Form to:

                            Cardinal Tax Exempt Money Trust
                            155 East Broad Street
                            Columbus, Ohio 43215

Money transmitted by check drawn on a member of the Federal Reserve System will normally be converted to federal funds and invested in Shares of the Trust within one Business Day following receipt by The Ohio Company. Checks drawn on non-member banks may take considerably longer. Cardinal Management Corp. or the Trust will attempt to notify the investor upon receipt of the latter type of check as to the possible delay and to arrange for a better means of transmittal of funds. THE TRUST STRONGLY RECOMMENDS THAT INVESTORS OF SUBSTANTIAL AMOUNTS USE FEDERAL FUNDS TO PURCHASE SHARES.

AUTOMATIC INVESTMENT PLAN

The Trust has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Shares of the Trust on the periodic basis you select. Confirmation of your purchase of Trust Shares will be provided by the Trust. The debit to your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

The Trust's net income is declared as a dividend and accrued on each Business Day, immediately prior to the determination of the Trust's net asset value at 4:00 p.m. Eastern Time. Net interest income (from the time of the immediately preceding declaration) consists of interest accrued on the portfolio of the Trust (including accrued discount earned and premium amortized), plus realized net short-term capital gains (losses) due to portfolio transactions (if any), less the accrued expenses of the Trust applicable to that dividend period. While the Trust does not expect to realize any long-term capital gains due to its policy of investing in securities maturing in 13 months or less, any net long-term gain is expected to be distributed in January of the fiscal year following realization. Long-term capital gains, if any, will be paid in additional Shares of the Trust unless the shareholder elects to receive cash.

All dividends of net income are credited to each shareholder's account daily and automatically reinvested in additional Shares of the Trust at the net asset value on the last Business Day of each month. Shareholders, however, may elect to receive monthly the dividends of $10 or more declared on their Shares in cash by checking the appropriate box on the Account Information Form or by otherwise notifying Cardinal Management Corp. in writing. In addition, investors may obtain cash at any time without charge by redeeming Shares at net asset value. If the entire account of a shareholder is withdrawn, all dividends accrued to the time of withdrawal will be paid at that time.

Shareholders may elect to receive cash distributions by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

Should the Trust incur or anticipate any extraordinary expense or loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then-prevailing circumstances. For example, if the Trust's net asset value per share were reduced, or expected to be reduced, below $1.00, the Trustees might suspend further dividend accruals until the net asset value returned to $1.00. Thus, extraordinary expenses or losses or depreciation may result in no dividends being accrued for the period during which an investor holds Shares as well as a redemption price lower than the purchase price for such Shares.

--------------------------------------------------------------------------------
HOW MAY I REDEEM MY SHARES?
--------------------------------------------------------------------------------

Investors may redeem Shares of the Trust on any Business Day at the net asset value next determined following receipt by the Trust's transfer agent, Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215, of a written or telephonic notice to redeem, or by check, each as more fully described below. See "HOW IS NET ASSET VALUE CALCULATED?" below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to Cardinal Management Corp. without charge. Other broker-dealers may assist a shareholder in redeeming his Shares and may charge a fee for such services.

Proceeds of redemption requests received by Cardinal Management Corp. in proper form before (1) 4:00 p.m. Eastern Time for shareholders who are customers of The Ohio Company and who have submitted their redemption request through their broker at The Ohio Company or (2) 12:00 noon Eastern Time for all other redemption requests, will be sent by mail on the next Business Day or, if the expedited redemption option is available, by federal funds wire on the next Business Day for use on that day.

The Trust reserves the right to delay payment for the redemption of Shares where such Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Trust). The purchase of Trust Shares by wire transfer of federal funds would avoid any such delay.

The Trust may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

Due to the high cost of maintaining accounts, the Trust reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions have reduced a shareholder's total investment to a net asset value below $500. A shareholder will be notified in writing that the value of the account is less than $500 and allowed not less than 30 days to increase the account to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL

Shareholders may elect to redeem Shares of the Trust by submitting a written request therefor to Cardinal Management Corp., the Trust's transfer agent at 215 East Capital Street, Columbus, Ohio 43215. Cardinal Management Corp. will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. Cardinal Management Corp. reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE

Shareholders may elect to redeem Shares of the Trust by calling the Trust at the telephone number set forth on the front of this Prospectus. The Shareholder may direct that the redemption proceeds be mailed to the address of record or another address.

Neither the Trust nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Trust's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Trust will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Trust or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also redeem their Shares by mail as described above.

EXPEDITED REDEMPTION

Any investor may elect to use the expedited redemption procedure by designating on the Account Information Form submitted at the time of initial investment the name of a commercial bank and account number to receive proceeds of redemption. If this election is made, requests for redemption may be made by mail or by telephone as described above.

An investor may elect to have redemption proceeds sent by federal funds wire to the designated U.S. bank account if the proceeds are $1,000 or more. Otherwise, proceeds will be sent by mail. No signature guarantee will be required of investors electing this procedure. Requests to change bank or account designations may only be made in writing to the Trust with the type of signature guarantee and other documentation specified under "Redemption by Mail" above. To participate in this procedure, an investor must complete the expedited redemption portion of the Account Information Form or notify the Trust at any time after making an initial investment.

An investor may also elect to have redemption proceeds sent by federal funds wire to The Ohio Company, the Trust's distributor, if the proceeds are $500 or more. If the investor elects to have federal funds so wired, the investor may pick up a check at The Ohio Company's main office at 155 East Broad Street, Columbus, Ohio or The Ohio Company will mail a check to the investor's address of record. The Trust may, at its discretion, waive the minimum redemption requirement for redemptions effected to cover debit balances in brokerage accounts of customers of The Ohio Company.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? - ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

As a shareholder, you may elect to redeem your Shares monthly or quarterly in amounts of $50 or more, pursuant to the Trust's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form.

CHECK-WRITING REDEMPTION PROCEDURE

Cardinal Management Corp., as Transfer Agent for the Trust, will provide any shareholder who so requests with a supply of checks, imprinted with the shareholder's name, which may be drawn against the Trust's account maintained by The Fifth Third Bank (the "Bank"), for redemption of Trust Shares. These checks may be made payable to the order of any person in any amount not less than $250. To participate in this procedure, an investor must complete the Check-Writing Redemption Form available from Cardinal Management Corp. When a check is presented to the Bank for payment, Cardinal Management Corp. (as your agent) will cause the Trust to redeem sufficient Shares in your account to cover the amount of the check. Shares continue earning daily dividends until the day on which the check is presented to the Bank for payment. Cancelled checks will be returned to you. Due to the delay caused by the requirement that redemptions be priced at the next computed net asset value, the Bank will only accept for payment checks presented through normal bank clearing channels. Shareholders should not attempt to withdraw the full amount of an account or to close out an account by using this procedure.

No charge will be made to a shareholder for participation in the check-writing redemption procedure or for the clearance of any checks. However, charges for copies ($5 each), returned checks ($15 each) and returned items of deposit ($15 each) will be deducted from a shareholder's account.

In order to stop payment on a check, the shareholder must notify the Trust in writing before the check has been presented to the Bank for payment. A charge of $15 will be deducted from the shareholder's account for each stop payment order.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The net asset value per share of the Trust is currently determined as of 4:00 p.m. Eastern Time on each Business Day (and at such other time or times as the Board of Trustees may determine). The net asset value per share is computed by dividing the total value of the assets of the Trust, less its liabilities, by the total number of Shares outstanding.

The Board of Trustees has adopted a policy requiring the Trust to use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per Share. The Trust values its portfolio securities by the amortized cost method which involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. The Trust will normally include any accrued discount or premium in its daily dividend and will thereby keep constant the value of the Trust's assets and, consequently, its net asset value per share. This method does not take into account unrealized capital gains or losses or the effect of fluctuating interest rates.

--------------------------------------------------------------------------------
DOES THE TRUST PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------

The Trust intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Trust's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income and 90% of its exempt interest income. The Trust contemplates declaring as dividends 100% of the Trust's investment company taxable income (before deduction of dividends paid) and 100% of its exempt interest income.

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Trust would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

FEDERAL TAXES

The Trust will distribute substantially all of its net investment income and net capital gains to shareholders. Dividends derived from interest earned on Municipal Securities the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted Municipal Securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by the Trust and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. It is likely that exempt-interest dividends received by shareholders from the Trust will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Trust are attributable to interest earned by the Trust on such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income preference alternative minimum taxable income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by the Trust. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional Shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Trust anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will notify each shareholder annually of the tax status of all distributions.

If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits that may be subject to federal income taxation, may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

STATE AND LOCAL TAXES

Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. The Trust will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on Municipal Securities held by the Trust during the preceding year.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Trust and its shareholders. Potential investors in the Trust are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

Cardinal Management Corp. will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE TRUST?
--------------------------------------------------------------------------------

Pursuant to the laws of Ohio and the Trust's Declaration of Trust, the responsibility for the management of the Trust is vested in its Board of Trustees which, among other things, is empowered by the Trust's Declaration Of Trust to elect officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

INVESTMENT ADVISER AND MANAGER

Cardinal Management Corp. (the "Adviser"), located at 155 East Broad Street, Columbus, Ohio 43215, is a wholly-owned subsidiary of The Ohio Company and is also the investment adviser to Cardinal Government Securities Trust ("CGST"), Cardinal Government Obligations Fund ("CGOF"), Cardinal Balanced Fund ("CBF") and Cardinal Aggressive Growth Fund ("CAGF"). The Adviser also acts as dividend and transfer agent for The Cardinal Fund Inc., another open-end diversified management investment company ("CFI"), CGST, CGOF, CBF, CAGF and the Trust. The Ohio Company is a member of the New York and Chicago Stock Exchanges, other regional exchanges and the National Association of Securities Dealers, Inc. In addition to acting as the principal underwriter for the Trust, CGST, CGOF, CBF and CAGF, The Ohio Company acts as investment adviser and principal underwriter for CFI, and as the sponsor of various series of separate unit investment trusts.

Pursuant to the Investment Advisory Contract, the Adviser manages the investment and reinvestment of the assets of the Trust in accordance with the Trust's investment objective, policies and restrictions, subject to the general supervision and control of the Trust's Board of Trustees. Since December 22, 1995, David C. Will has been primarily responsible for the day-to-day management of the Trust's portfolio. Mr. Will has been a Vice President of The Ohio Company and the Adviser since 1990 and has more than 25 years of investment management experience.

As compensation for its services to the Trust, the Adviser receives monthly from the Trust a management fee at the annual rate of .5% of the average daily net assets of the Trust. The Adviser may, however, periodically waive all or a portion of its advisory fee with respect to the Trust to increase the net income of the Trust available for distribution as dividends. The waiver of such fee will cause the yield of the Trust to be higher than it would otherwise be in the absence of such a waiver.

DIVIDEND AND TRANSFER AGENT AND FUND ACCOUNTANT

Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215, has been selected to act as the Trust's Dividend and Transfer Agent. In consideration of such services, the Trust has agreed to pay Cardinal Management Corp. an annual fee, paid monthly, equal to $21 per shareholder account, plus out-of-pocket expenses. Cardinal Management Corp. also provides fund accounting services to the Trust and receives a fee from the Trust for such services.

DISTRIBUTOR

The Trust has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Trust continuously will be offered on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee/director of both the Trust and The Ohio Company. Frank W. Siegel, an officer and trustee of the Trust, is an officer of The Ohio Company. James M. Schrack II is an officer of both the Trust and The Ohio Company.

CUSTODIAN

The Trust has appointed The Fifth Third Bank ("Fifth Third") 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Trust's custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Trust.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Trust now offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Trust Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Investors may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange Shares of the Trust for shares of:

       Cardinal Government Securities Trust,
       a short-term U.S. Government securities fund (without payment of any sales charge);

       Cardinal Aggressive Growth Fund,
       an equity fund seeking appreciation of capital (upon the payment of the applicable sales charge);

        Cardinal Balanced Fund,
        a fund seeking current income and long-term growth of both capital and income (upon the payment of the applicable sales charge);

        The Cardinal Fund Inc.,
        an equity fund (upon payment of applicable sales charge); or

        Cardinal Government Obligations Fund,
        a U.S. Government bond fund (upon payment of applicable sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, exchanges of Trust Shares for shares of CFI, CGOF, CBF or CAGF (individually, a "Cardinal Load Fund") generally may be completed upon the payment of a sales charge equal to the sales charge payable upon purchase of shares of that Cardinal Load Fund. If, however, the Shares of Trust to be exchanged were acquired as a result of an exchange of shares of a Cardinal Load Fund, the sales charge to be paid on the present exchange may be reduced by the sales charge previously paid.

The foregoing exchange privilege may be exercised only once in each calendar quarter and must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. Cardinal Management Corp., as transfer agent, will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of shares of the Trust by telephone. Neither the Trust nor any of its service providers will be liable of any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase.

The Trust may, at any time, modify or terminate the foregoing exchange privilege. The Trust, however, will give shareholders of the Trust 60 days advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

Each Share is entitled to one vote (and fractional Shares to proportionate fractional votes) in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the Shares voting in the election of Trustees have the power to elect all of the Trustees of the Trust. Whenever the approval of a majority of the outstanding Shares of the Trust is required in connection with shareholder approvals of the Investment Advisory Contract, the Distribution Contract or changes in the investment objective and policies or the investment restrictions of the Trust, a "majority" shall mean the vote of (i) 67% or more of the Shares of the Trust present at a meeting, if the holders of more than 50% of the outstanding Shares are present in person or by proxy, or (ii) more than 50% of the outstanding Shares of the Trust, whichever is less.

--------------------------------------------------------------------------------
WHAT SHAREHOLDER REPORTS WILL I RECEIVE?
--------------------------------------------------------------------------------

An account summary will be furnished to each shareholder monthly and will include information as to all purchases, redemptions and income dividends paid with respect to the preceding month. Financial statements of the Trust will be furnished to shareholders semiannually.

Holders of Shares should direct all inquiries concerning such matters to Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215.

                                    Investment Adviser and Manager
                                         Cardinal Management Corp.
                                         155 East Broad Street
                                         Columbus, Ohio 43215

                                    Distributor
                                         The Ohio Company
                                         155 East Broad Street
                                         Columbus, Ohio 43215

                                    Transfer Agent and Dividend Paying Agent
                                         Cardinal Management Corp.
                                         215 East Capital Street
                                         Columbus, Ohio 43215

                                    Custodian
                                         The Fifth Third Bank
                                         38 Fountain Square
                                         Cincinnati, Ohio 45263

                                    Legal Counsel
                                         Baker & Hostetler
                                         65 East State Street
                                         Columbus, Ohio 43215

                                    Independent Auditors
                                         KPMG Peat Marwick LLP
                                         Two Nationwide Plaza
                                         Columbus, Ohio 43215

====================================================


                 TABLE OF CONTENTS

                                             PAGE
                                            ------

Key Features................................     2
Prospectus Highlights.......................     3
Fee Table...................................     4
Financial Highlights........................     5
What is the Trust?..........................     6
What Are the Investment Objective and
  Policies of the Trust?....................     7
How Do I Purchase Shares of the Trust?......    10
What Distributions Will I Receive?..........    12
How May I Redeem My Shares?.................    12
How is Net Asset Value Calculated?..........    15
Does the Trust Pay Federal Income Tax?......    15
What About My Taxes?........................    15
Who Manages My Investment in the Trust?.....    16
What Other Shareholder Programs Are
  Provided?.................................    17
What Are My Rights as a Shareholder?........    18
What Shareholder Reports Will I Receive?....    18

          _________________________

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE
INFORMATION SET FORTH IN THE REGISTRATION
STATEMENT AND EXHIBITS RELATING THERETO, FILED
WITH THE SECURITIES AND EXCHANGE COMMISSION,
WASHINGTON, D.C., UNDER THE SECURITIES ACT OF
1933, AND TO WHICH REFERENCE IS MADE.

          _________________________


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR
TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS AND ANY INFORMATION OR REPRESENTATION
NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS
HAVING BEEN AUTHORIZED BY THE TRUST. THE TRUST IS
REGISTERED AS AN OPEN-END MANAGEMENT INVESTMENT
COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940.
SUCH REGISTRATION DOES NOT IMPLY THAT THE TRUST OR
ANY OF ITS SHARES HAVE BEEN GUARANTEED, SPONSORED,
RECOMMENDED OR APPROVED BY THE UNITED STATES OR
ANY STATE OR ANY AGENCY OR OFFICER THEREOF.

          _________________________


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL,
OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN
ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO
MAKE SUCH OFFER IN SUCH STATE.

====================================================



====================================================



                 ----------------------
                       PROSPECTUS
                 ----------------------

                    January 19, 1996


                    THE OHIO COMPANY


                        [ LOGO ]

                        CARDINAL
                       TAX EXEMPT
                         MONEY
                         TRUST


                        [ LOGO ]

                C A R D I N A L F U N D S


====================================================

STATEMENT OF ADDITIONAL INFORMATION


                        CARDINAL TAX EXEMPT MONEY TRUST


         Cardinal Tax Exempt Money Trust (the "Trust") is a no-load, diversified, open-end management investment company with an investment objective of maximizing current income exempt from federal income tax while preserving capital and maintaining liquidity. The Trust seeks to attain its objective through professional management of a high-grade portfolio of short-term municipal bonds and notes, tax-exempt commercial paper and tax-exempt short-term discount notes, some of which may be secured by the full faith and credit of the U.S. Government. All obligations purchased by the Trust will mature, or be deemed to mature, in 397 days (13 months) or less or will have interest rates adjusted in accordance with established indexes (e.g. the prime rate) not less frequently than semi-annually. There can be no assurance that the Trust's objective will be achieved.

         The Trust is designed for institutions and individuals who desire current income exempt from federal income tax that reflects prevailing interest rates for short-term tax-exempt investments together with a high degree of liquidity.


                   _________________________________________

         For further information regarding the Trust or for assistance in opening an account or redeeming shares, please call
                           (800) 282-9446 toll free.

           Inquiries may also be made by mail addressed to the Trust
                            at its principal office:

                             155 East Broad Street
                             Columbus, Ohio 43215

                   _________________________________________

         The Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Trust, dated January 19, 1996, which has been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. The Prospectus is available upon request without charge from the Trust at the above address or by calling the phone number provided above.


                                JANUARY 19, 1996

                                                                TABLE OF CONTENTS

                                                                                                                  Page
                                                                                                                  ----
INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-1

         General  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-1
         Additional Information on Portfolio Instruments  . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-1
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-10
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-13

MANAGEMENT OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-13

         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-13
         Compensation Table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-16

PRINCIPAL SHAREHOLDERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-17

THE ADVISER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-17

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-18

ACCOUNTING SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-20

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-20

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-20

CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-21

LEGAL COUNSEL AND INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-21

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-21

         Determination of Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-22

TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-23

YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-26

ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-27

         Shareholder and Trustee Liability  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-27

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-29

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A-1

                      STATEMENT OF ADDITIONAL INFORMATION


                        CARDINAL TAX EXEMPT MONEY TRUST

         Cardinal Tax Exempt Money Trust (the "Trust") is an open-end management investment company. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Trust. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Trust should be made without first reading the Prospectus of the Trust.


                       INVESTMENT OBJECTIVE AND POLICIES

General
-------

         The Trust invests primarily in high grade short-term Municipal Securities which at the time of investment have, or are deemed to have, remaining maturities of 397 days (13 months) or less or which have variable rates, demand features and quality characteristics which permit the Trust to treat them as maturing in 397 days or less. The dollar weighted average portfolio will have a maturity of less than 90 days. See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION -- Determination of Net Asset Value."

Additional Information on Portfolio Instruments
-----------------------------------------------

         GENERAL. The term "Municipal Securities", as used in this Statement of Additional Information means debt obligations issued by or on behalf of any state, territory or possession of the United States or the District of Columbia or their political subdivisions, agencies or instrumentalities, and participation interests therein, the interest on which is, in the opinion of counsel for the issuer, wholly exempt from federal income taxation. See "Municipal Securities" below.

         Specific types of Municipal Securities which the Trust may purchase include bond anticipation notes, construction loan notes, project notes, revenue anticipation notes and tax anticipation notes which, in each case (1) are backed by the full faith and credit of the United States, (2) are rated MIG 1 or MIG 2, or subsequent equivalents by Moody's Investors Service, Inc. ("Moody's") or (3) if the notes are not rated, are, as determined by Cardinal Management Corp., the Trust's adviser (the "Adviser") in accordance with guidelines established by the Board of Trustees, of a quality equivalent to MIG 1 or MIG 2.

         The Trust may also invest in municipal bonds and participation interests therein, including industrial development revenue bonds and pollution control revenue bonds, which are (1) rated Aaa or Aa by Moody's, (2) rated AAA or AA by Standard & Poor's Corporation

("S&P") or (3) if not rated, have, in the opinion of the Adviser determined in accordance with the guidelines established by the Board of Trustees, essentially the same characteristics and quality as bonds having the above ratings.

         In addition, the Trust may purchase other types of tax-exempt Municipal Securities such as short-term discount notes. These investments must be (1) rated Prime-1 or Prime-2 by Moody's or (2) if not rated, possess equivalent characteristics and quality in the opinion of the Adviser determined in accordance with guidelines established by the Board of Trustees.

         The Appendix contains a description of the ratings set forth above.

         The Trust may acquire participations in privately negotiated loans to municipal borrowers, provided that the Trust has received an opinion from bond counsel to the municipal borrower that the interest received by the Trust is exempt from federal income tax and the loans are otherwise in accordance with the Trust's investment objective and restrictions.

         The Trust may invest more than 25% of its net assets in (i) Municipal Securities whose issuers are in the same state, (ii) Municipal Securities the interest upon which is paid solely from revenues of similar projects and (iii) industrial development and pollution control revenue bonds which are not variable rate demand Municipal Securities, i.e., Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such Municipal Security would also affect the other Municipal Securities; for example, Municipal Securities the interest on which is paid from revenues of similar type projects or Municipal Securities whose issuers are located in the same state. The District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information. The identification of the "issuer" depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is supported only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole "issuer." Similarly, in the case of an industrial development or pollution control revenue bond, if that bond is supported only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole "issuer." If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and must be separately valued.

         The Municipal Securities described herein represent those which the Trust currently expects to purchase. However, several new types of municipal bonds and notes, particularly those with shorter maturities, have been introduced in recent years and the Adviser believes that other types of municipal bonds and notes may be offered in the future. Therefore, in order to preserve maximum flexibility in seeking to attain its investment objective, the Trust has determined not to limit its purchase to the types of Municipal Securities described herein, although it will purchase only municipal obligations which have the credit characteristics described herein. In addition, the Trust may not purchase any municipal bonds or notes having characteristics or terms that are inconsistent with the investment objective or investment policies of the Trust.

         Subsequent to the Trust's purchase of a security, it may be assigned a lower rating or cease to be rated. In such an event the Adviser is required to promptly reassess the credit quality of such security. If such security no longer presents minimal credit risks or if the security is deemed to be an "Unrated Security" or a "Second-Tier Security," within the meaning of Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"), and receives a rating by any nationally recognized statistical rating organization below the second highest rating category, the Adviser is generally required to sell such security within five business days of becoming aware of such an event.

         MUNICIPAL SECURITIES. Municipal Securities which may be purchased by the Trust currently can be divided into two basic groups: Municipal Notes and Municipal Bonds.

         Municipal Notes generally provide capital for short-term needs and have maturities of one year or less. They include:

                 1. PROJECT NOTES. Project notes are sold through the Department of Housing and Urban Development to raise funds for federally sponsored urban renewal, neighborhood development and housing programs. In low-income housing, proceeds from project notes are chiefly used for construction financing prior to permanent financing. In urban renewal the funds have generally been used for land acquisition and site improvements. (No new urban renewal projects are currently being undertaken as that program has been superseded by the Community Block Grant Program contained in the Housing and Community Development Act of 1974.) Project notes are issued by public bodies created under the laws of one of the states, territories or U.S. possessions and are referred to as Local Issuing Agencies. Project Notes generally range in maturity from three months to one year. While they are the primary obligations of the public housing agencies or the local urban renewal agencies which have issued them, they are also secured by the full faith and credit of the U.S. Government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from project notes.

                 2. TAX ANTICIPATION NOTES. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of such governments. The notes are generally payable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

                 3. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the then current fiscal year.

                 4. BOND ANTICIPATION NOTES. Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes.

                 5. CONSTRUCTION LOAN NOTES. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under "Fannie Mae" (Federal National Mortgage Association) or "Ginnie Mae" (Government National Mortgage Association).

                 6. TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper is issued by state and local governments and agencies thereof to finance seasonal working capital needs or in anticipation of longer term financing. The stated maturity is 365 days or less.

         Municipal Bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either "general obligation" or "revenue" bonds and frequently have maturities in excess of one year at the time of issuance, although issues having variable interest rates with demand features may permit the Trust to treat them as having maturities of less than 397 days. See "Determination of Net Asset Value" herein and "HOW IS NET ASSET VALUE CALCULATED?" in the Prospectus.

                 1. GENERAL OBLIGATION BONDS. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer's full faith and credit and taxing (usually property tax) power.

                 2. REVENUE BONDS. Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service reserve funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems.

                 3. INDUSTRIAL DEVELOPMENT REVENUE AND PRIVATE ACTIVITY BONDS. Industrial development revenue bonds and private activity bonds are usually issued by local government bodies or their authorities to provide funding for industrial facilities, privately operated housing, health care facilities, airports, docks and mass commuting facilities, certain water and sewage facilities, qualified hazardous waste facilities and high speed innercity rail facilities. Under prior law, these bonds also were issued to finance commercial facilities, sports facilities, convention and trade show facilities and pollution control facilities. Payment of principal and interest on such bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of the real and personal property financed by such bonds as security for payment.

         Legislation to restrict or eliminate the federal income tax exemption for interest on certain Municipal Securities has been enacted periodically in the recent past and additional legislation may be enacted in the future. This legislation may adversely affect the availability of Municipal Securities for the Trust's portfolio. If any such legislation has a materially adverse effect on the Trust's ability to achieve its investment objective, the Trust will re-evaluate its investment objective and submit to its shareholders for approval necessary changes in the objective and policies of the Trust.

         VARIABLE RATE DEMAND MUNICIPAL SECURITIES. Variable rate demand Municipal Securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The issuer of a variable rate demand security may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand Municipal Securities in which the Trust may invest are payable on demand on not more than seven calendar days' notice. The terms of the securities must provide that interest rates are adjustable at intervals ranging from weekly up to semi-annually. The adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The variable rate demand securities purchased by the Trust are subject to the quality characteristics for Municipal Securities described above and in the Appendix to this Statement of Additional Information. While these securities are expected to have maturities in excess of one year, the Adviser will determine at least monthly that such securities are of high quality. The Trustees have instructed the Adviser to exercise its right to demand payment of principal and accrued interest thereon, if a variable rate demand security held by the Trust no longer meets the quality standards of the Trust, unless, of course, the security can be sold for a greater amount in the market.

         The principal and accrued interest payable to the Trust on demand will be supported by an irrevocable letter of credit or comparable guarantee of a financial institution (generally a commercial bank) whose short-term taxable debt meets the quality criteria for investment by the Trust in Municipal Securities, except in cases where the security itself meets the credit criteria of the Trust without such letter of credit or comparable guarantee. Thus, although a variable rate demand security may be unrated, the Trust will have at all times an alternate high quality credit source to draw upon for payment with respect to such security.

         The variable rate demand securities which the Trust may purchase include participation interests in variable rate securities. Such participation interests will have, as part of the participation agreement between the Trust and the selling financial institution, a demand feature which permits the Trust to demand payment from the seller of the principal amount of the Trust's participation plus accrued interest thereon. This demand feature always will be supported by a letter of credit or comparable guarantee provided by the selling financial institution. Such financial institution will retain a service and a letter of credit fee, and a fee for issuing commitments to purchase on demand, in an amount equal to the excess of the interest paid on the variable rate security in which the Trust has a participation interest over the negotiated yield at which the participation interest was purchased by the Trust. Accordingly, the Trust will purchase such participation interests only when the yield to the Trust, net of such fees, is equal to or greater than the yield then available on other variable rate demand securities or short-term fixed rate tax exempt securities of comparable quality and where the fees are reasonable in relation to the services provided by the financial institution and the security and liquidity provided by the letter of credit or guarantee.

         TAXABLE MONEY MARKET SECURITIES. The Trust may invest up to 20% of its assets in taxable money market instruments when the

Adviser deems such investments to be in the best interests of shareholders. However, under normal circumstances, the Trust will be managed with a view towards producing only income that is exempt from federal income taxes. Permissible taxable investments are as follows:

                 1. U.S. GOVERNMENT OBLIGATIONS. Obligations issued by the U.S. Government include bills, notes and bonds of the U.S. Treasury, which differ only in their interest rates, maturities and times of issuance: Treasury bills have a maturity of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years. Obligations issued by agencies or instrumentalities of the U.S. Government include, among others, securities issued by General Services Administration, Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, Central Bank for Cooperatives, Maritime Administration, The Tennessee Valley Authority, Washington, D.C. Armory Board, Export-Import Bank of the United States, the International Bank for Reconstruction and Development, Federal National Mortgage Association and Student Loan Marketing Association. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by U.S. Treasury guarantees; and others, such as those issued by Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury. In addition, some obligations of U.S. Government agencies or instrumentalities, such as those issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, are supported solely by the credit of the issuing agency or instrumentality itself. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Trust will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

                 2. OBLIGATIONS OF BANKS AND SAVINGS AND LOANS. Investments in obligations of banks and savings and loans are limited to (1) certificates of deposit issued by domestic banks with assets in excess of five hundred million dollars, (2) certificates of deposit or other deposit obligations of savings and loans with assets in excess of five hundred million dollars, and (3) bankers' acceptances and letters of credit guaranteed by banks meeting the above criteria. Bankers' acceptances and letters of credit are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Obligations issued or guaranteed by Federal Deposit Insurance Corporation ("FDIC") member institutions are not necessarily guaranteed by the FDIC. Deposit obligations of domestic banks and savings and loans are insured by the FDIC up to a maximum of $100,000, which limitation applies to all funds which the Trust may have on deposit at any one bank or savings and loan. Bankers' acceptances and letters of credit are not so insured.

                 3. COMMERCIAL PAPER. Permissible commercial paper investments of the Trust consist of obligations rated Prime-1 or Prime-2, or A-1 or A-2, or their subsequent equivalents, by Moody's or S&P or unrated commercial paper issued by companies with an unsecured debt issue outstanding which is rated Aa or better by Moody's or AA or better by S&P. These ratings are described in the Appendix. Commercial paper constitutes unsecured indebtedness of business or banking firms issued to finance their short-term financial needs.

         The Trust may also invest in repurchase agreements. Repurchase agreements are described in detail in the Prospectus.

         REVERSE REPURCHASE AGREEMENTS. The Trust is permitted to enter into reverse repurchase agreements for temporary or emergency non-investment purposes in an amount not exceeding (together with other borrowings) 5% of the value of the Trust's assets at the time of entering into the agreement. The Trust, however, has not entered into such agreements in the past and does not intend to enter into such agreements in the foreseeable future.

         STAND-BY COMMITMENTS. Pursuant to an exemptive order which the Trust has received under the 1940 Act the Trust may also acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a "stand-by commitment," a dealer agrees to purchase, at the Trust's option, specified Municipal Securities at a specified price. "Stand-by commitments" are the equivalent of a "put" option acquired by the Trust with respect to particular Municipal Securities held in its portfolio.

         The amount payable to the Trust upon its exercise of a "stand-by commitment" will normally be (i) the Trust's acquisition cost of the Municipal Securities (excluding any accrued interest which the Trust paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Trust owned the securities, plus
(ii) all interest accrued on the Municipal Securities since the last interest payment date during the period such obligations are owned by the Trust. "Stand-by commitments" which may be acquired by the Trust will be exercisable by the Trust at any time prior to the underlying security's maturity. Absent unusual circumstances, the Trust will value the underlying Municipal Securities on an amortized cost basis. Accordingly, the amount payable by a dealer during the time a "stand-by commitment" is exercisable is substantially the same as the value of the underlying Municipal Securities. The Trust's right to exercise "stand-by commitments" must be unconditional and unqualified. A "stand-by commitment" is not transferable by the Trust, although the Trust may sell the underlying Municipal Securities to a third party at any time.

         The Trust expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration.
However, if necessary and advisable, the Trust may pay for "stand-by commitments" either separately in cash or by paying a higher price for Municipal Securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding "stand-by commitments" held in the Trust's portfolio may not exceed 1/2 of 1% of the value of the Trust's total assets calculated immediately after each "stand-by commitment" is acquired.

         The Trust intends to enter into "stand-by commitments" only with dealers, banks and broker-dealers which in the opinion of the Adviser to the Trust present minimum credit risks. The Trust's reliance upon the credit of these dealers, banks and broker-dealers is secured by the value of the underlying Municipal Securities that are subject to the commitment. However, the failure of a party to honor a "stand-by commitment" to the Trust could have an adverse impact on the liquidity of the Trust during periods of rising interest rates.

         The Trust intends to acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a "stand-by commitment" will not affect the valuation or maturity of the underlying Municipal Securities which will continue to be valued in accordance with the amortized cost method. "Stand-by commitments" acquired by the Trust will be valued at zero in determining net asset value. Where the Trust pays directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Trust. "Stand-by commitments" will not affect the average weighted maturity of the Trust's portfolio.

         WHEN-ISSUED SECURITIES. When payment is made for when-issued securities, the Trust will meet its obligations from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Trust's obligation). Sale of securities to meet such obligations would involve a greater potential for the realization of capital gains, which could cause the Trust to realize income not exempt from federal income taxation. The Trust intends to make commitments to purchase Municipal Securities with the intention of actually acquiring such obligations, but the Trust may sell the obligations before the settlement date if it is advisable or necessary as a matter of investment strategy.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Trust may invest in securities issued by other investment companies. The Trust currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Trust. As a shareholder of another investment company, the Trust would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Trust bears directly in connection with its own operations. Investment companies in which the Trust may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Trust and, therefore, will be borne directly by shareholders.

Investment Restrictions
-----------------------

         In addition to the investment objective of the Trust, which may not be changed without approval of shareholders owning a majority of the outstanding Trust Shares (as defined under "WHAT IS THE TRUST?" in the Prospectus), the Trust had adopted the following investment restrictions and limitations which may not be changed without similar shareholder approval. The Trust may not:

                 (1) purchase securities, if as a result of such purchase more than 5% of its total assets would be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which securities include project notes for purposes of this restriction), except that up to 25% of the value of the Trust's assets may be invested without regard to this 5% limitation (for purposes of this test, the non-governmental user of facilities financed by industrial development or pollution control revenue bonds and a bank issuing a letter of credit or comparable guarantee supporting a variable rate demand municipal security is considered to be the issuer);

                 (2) purchase the securities of issuers conducting their principal business activity in the same industry if as a result of such purchase more than 25% of its total assets would be invested in the securities of issuers in that industry; provided that such limitation shall not apply to the purchase of Municipal Securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities issued by domestic branches of domestic banks (the only securities issued by domestic branches of domestic banks that the Trust contemplates investing in are variable rate demand Municipal Securities
         supported by letters of credit or guarantees issued    by domestic
         branches of domestic banks);

                 (3) borrow money or enter into reverse repurchase agreements except for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 5% of the value of the Trust's total assets at the time of borrowing;

                 (4) pledge, mortgage or hypothecate its assets, except that to secure borrowing permitted by (3) above, it may pledge securities having a market value at the time of pledge not exceeding 15% of the Trust's total assets; provided, however, so long as certain state law restrictions are applicable, the market value of securities subject to any such pledge will not exceed 10% of the market value of the Trust's total assets;

                 (5)      underwrite any securities issued by others;

                 (6) purchase or sell real estate, although the Trust may invest in Municipal Securities or temporary investments secured by interests in real estate;

                 (7) purchase or sell commodities, commodity contracts or oil and gas interests;

                 (8) make loans, other than by entering into repurchase agreements and through the purchase of participation in privately negotiated loans and portions of publicly issued debt obligations that are in accordance with its investment objective and policies; provided, however, that the Trust may not enter into a repurchase agreement if, as a result thereof, more than 10% of its total assets would be subject to repurchase agreements maturing in more than seven days;

                 (9) sell securities short or purchase any securities on margin, except for such short term credits as are necessary for the clearance of portfolio transactions;

                 (10) write, purchase or sell put or call options, except to the extent that securities subject to a demand obligation or stand-by commitment may be acquired;

                 (11) purchase or retain securities of any issuer for the Trust's portfolio if those officers and Trustees of the Trust or officers and Directors of its Adviser, who individually beneficially own more than 1/2 of 1% of the outstanding securities of such issuer, together beneficially own more than 5% of such outstanding securities;

                 (12) invest in companies for the purposes of exercising control or management of another company;

                 (13) purchase from or sell to any of its officers or Trustees or the officers or Directors of the Adviser, portfolio securities of the Trust;

                 (14) purchase securities subject to legal or contractual restrictions on the resale thereof ("restricted securities") if such purchase would cause more than 10% of the Trust's assets (including repurchase agreements maturing in more than seven days) to be invested in restricted securities and other securities that are not readily marketable;

                 (15) purchase securities which are not Municipal Securities and the income from which is subject to federal income tax, if such purchase would cause more than 20% of the Trust's total assets to be invested in such securities; or

                 (16) purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom.

         The Trust has represented to the California Department of Corporations that, in order to comply with applicable regulations, it will acquire or retain securities of other open-end management investment companies if such investments are made in open-end management investment companies sold with no sales commission and the Trust's investment adviser waives its management fee with respect to such investments. The Trust intends to comply with this undertaking for so long as the Trust has its shares registered for sale in the State of California or such representation is required by the California Department of Corporations.


         The Trust has represented to the Ohio Division of Securities that it will (1) not invest its assets in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization, or acquisition; and (2) limit its investments to 15% of its total assets in securities of any issuer (a) which, together with any predecessors, have a record of less than three years continuous operation or (b) which are restricted as to disposition, including securities eligible for resale under Rule 144A of the Securities Act of 1933. The Trust intends to comply with these representations for so long as its Shares are registered for sale in the State of Ohio.

         If a percentage restriction or limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or net assets will not be considered a violation thereof.

Portfolio Turnover
------------------

         The portfolio turnover rate for the Trust is calculated by dividing the lesser of the Trust's purchases or sales of portfolio securities for the year by the monthly average value of the Trust's portfolio securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

         Because the Trust intends to invest entirely in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to the Trust is expected to be zero percent for regulatory purposes.


                            MANAGEMENT OF THE TRUST

Trustees and Officers
---------------------

         The trustees and officers of the Trust, together with their addresses and principal business occupations and other affiliations during the last five years, are shown below. Each person named as Trustee also serves as a trustee of Cardinal Government Securities Trust, Cardinal Government Obligations Fund and The Cardinal Group, and as a director of The Cardinal Fund Inc. Each trustee who is an "interested person" of the Trust, as that term is defined in the 1940 Act, is indicated by an asterisk.

Name, Age and                           Positions Held                     Principal Occupation
Business Address                        with Registrant                    During Past 5 Years
----------------                        ---------------                    -------------------
*H. Keith Allen                         Chairman and                       Chief Operating Officer, Secretary,
155 East Broad Street                   Trustee, Member of Executive       Treasurer and a Director of The Ohio
Columbus, Ohio 43215                    and Nominating Committees          Company (investment banking);
Age: 54                                                                    formerly, Senior Executive Vice
                                                                           President of The Ohio Company.

Gordon B. Carson                        Trustee, Member of                 Principal, Whitfield
5413 Gardenbrook Drive                  Executive Committee                Robert Associates
Midland, Michigan 48642                                                    (construction consulting
Age: 84                                                                    firm).



John B. Gerlach, Jr.                    Trustee, Member of Audit           Since 1994, President and a Director
37 West Broad Street                    Committee                          of Lancaster Colony Corporation
Columbus, Ohio 43215                                                       (diversified consumer products);
Age: 41                                                                    prior thereto, Executive Vice
                                                                           President, Secretary and a Director
                                                                           of Lancaster Colony Corporation.

Michael J. Knilans                      Trustee, Member of Executive       From November, 1989 to August, 1995,
1119 Kingsdale Terrace                  Committee                          Member of the Ohio Bureau of
Columbus, Ohio 43220                                                       Workers' Compensation and Chairman
Age: 68                                                                    from 1992 through August, 1995.

James I. Luck                           Trustee                            President, The Columbus Foundation
1234 East Broad Street                                                     (philanthropic public foundation).
Columbus, Ohio 43205
Age: 50

David L. Nelson                         Trustee, Member of                 Chairman of the Board of Directors of
18 James Lane                           Audit and Nominating               Herman Miller, Inc. (furniture
Stamford, CT 06903                      Committees                         manufacturer); former Vice President,
Age: 65                                                                    Customer Support, Americas Region, and
                                                                           Vice President, Customer Satisfaction,
                                                                           Industry Segment, of Asea Brown Boveri,
                                                                           Inc. (designer and manufacturer of
                                                                           process automation  systems for basic
                                                                           industries).

*C.A. Peterson                          Trustee                            Chartered Financial Analyst; former
150 E. Wilson Bridge Rd.                                                   Senior Executive Vice President and
Worthington, Ohio 43085                                                    Director of The Ohio Company
Age: 69                                                                    (investment banking).

Lawrence H. Rogers II                   Trustee                            Self-employed author; former Vice
4600 Drake Road                                                            Chairman of Motor Sports
Cincinnati, Ohio 45243                                                     Enterprises, Inc.
Age: 74

*Frank W. Siegel                        President and Trustee, Member      Chartered Financial Analyst and Senior
155 Broad Street                        of Executive and                   Vice President, The Ohio Company
Columbus, Ohio 43215                    Nominating Committees              (investment banking); former Vice
Age: 43                                                                    President, Keystone Group (mutual fund
                                                                           management/ administration); former
                                                                           Senior Vice President, Trust Advisory
                                                                           Group (mutual fund consulting).

Joseph H. Stegmayer                     Trustee, Member of Audit and       President and a Director of Clayton
724 Hampton Roads Drive                 Nominating Committees              Homes, Inc. (manufactured homes);
Knoxville, TN 37922-4071                                                   former Vice President, Treasurer,
Age: 44                                                                    Chief Financial Officer and a
                                                                           Director of Worthington Industries,
                                                                           Inc. (specialty steel and plastics
                                                                           manufacturer).

James M. Schrack II                     Treasurer                          Trust Officer and Vice President of
155 East Broad Street                                                      The Ohio Company (investment
Columbus, Ohio 43215                                                       banking).

Bruce E. McKibben                       Assistant Treasurer                Since April, 1991, Employee of The
155 East Broad Street                                                      Ohio Company (investment banking);
Columbus, Ohio 43215                                                       prior thereto, student at The Ohio
                                                                           State University.

Karen J. Hipsher                        Secretary                          Executive Secretary of The Ohio
155 East Broad Street                                                      Company (investment banking).
Columbus, Ohio 43215


         As of January 11, 1996, all trustees and officers of the Trust as a group owned fewer than one percent of the Shares of the Trust then outstanding.

         Subject to the ultimate authority and direction of the Board of Trustees of the Trust, the Executive Committee will exercise the powers of the Trustees during the intervals between meetings of the Trustees.

         Messrs. Allen and Siegel are Chairman, President and a director and Vice President and a director, respectively, of the Adviser. The compensation of trustees and officers of the Trust who are employed by The Ohio Company is paid by The Ohio Company. Trustees' fees (currently $500 per meeting attended, $500 annual retainer and $500 per audit committee meeting attended) plus expenses are paid by the Trust, except that Messrs. Allen and Siegel receive no fees from the Trust.

         The following table sets forth information regarding all compensation paid by the Trust to its Trustees for their services as trustees during the fiscal year ended September 30, 1995. The Trust has no pension or retirement plans.

COMPENSATION TABLE
 Name and Position                         Aggregate Compensation            Total Compensation From the
 With the Trust*                           From the Trust                    Trust and the Fund Complex**
 --------------                            --------------                    ----------------------------
 H. Keith Allen                            $0                                $0
 Chairman, Trustee and Member of
 Executive and
 Nominating Committees

 Gordon B. Carson                          $2,400                            $12,000
 Trustee and Member of Executive
 Committee

 John B. Gerlach                           $2,600                            $13,000
 Trustee and Member of Audit Committee

 Michael J. Knilans                        $2,400                            $12,000
 Trustee and Member of Executive
 Committee

 James I. Luck                             $2,400                            $12,000
 Trustee

 David L. Nelson                           $2,600                            $13,000
 Trustee and Member of Audit and
 Nominating Committees

 C.A. Peterson                             $2,400                            $12,000
 Trustee

 Lawrence H. Rogers, II                    $2,400                            $12,000
 Trustee

 Frank W. Siegel                           $0                                $0
 Trustee, President and Member of
 Nominating and Executive Committees

 Joseph H. Stegmayer                       $2,000                            $10,000
 Trustee and Member of Audit and
 Nominating Committees
__________________________________

          *During the fiscal year ended September 30, 1995, Hannibal L. Godwin, a former officer of the Trust, and John L. Schlater, each former officers of The Ohio Company and the Adviser, had served as trustees of the Trust but no longer do so as of the date hereof. Neither Mr. Godwin nor Mr. Schlater received any compensation from the Trust or the Fund Complex.



         **For purposes of this Table, Fund Complex means one or more mutual funds, including the Trust, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.


                      PRINCIPAL SHAREHOLDERS OF THE TRUST

         The following is the only person known to the Trust to be the beneficial owner of more than 5% of the Trust's outstanding Shares as of January 11, 1996: The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215
- 6.28%.



                                  THE ADVISER

         The Trust has entered into an Investment Advisory Contract with Cardinal Management Corp. (the "Adviser"). Pursuant to the Investment Advisory Contract, the Adviser has agreed to provide investment advisory and management services as described in the Prospectus. As compensation for such services to the Trust, the Adviser receives monthly from the Trust a management fee at the annual rate of 1/2 of 1% of the average daily net assets of the Trust. Such fee accrues daily. The Adviser performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolio of the Trust and furnishes office facilities and certain clerical and administrative services to the Trust. In addition, the Adviser provides dividend, transfer agency and fund accounting services to the Trust.

         The aggregate amount of investment management fees earned by the Adviser during the fiscal years ended September 30, 1995, 1994 and 1993, was $344,000, $449,777 and $449,464, respectively.

         Pursuant to the Investment Advisory Contract, if the aggregate expenses of the Trust (including fees pursuant to the Investment Advisory Contract, but excluding taxes, interest, brokerage fees, commissions and extraordinary expenses) for any fiscal year exceed 1% of average net assets, the Adviser is to refund to the Trust, or otherwise bear, such excess. The Adviser was not obligated to refund or pay any expenses of the Trust for the three fiscal years ended September 30, 1995.

         The Adviser is a wholly owned subsidiary of The Ohio Company, an investment banking firm organized in 1925. Descendants of H.P. and R.F. Wolfe, deceased, and members of their families, through their possession of a majority of the voting stock, may be considered controlling persons of The Ohio Company.
H. Keith Allen is an officer and director of The Ohio Company. Frank W. Siegel and James M. Schrack II are each an officer of The Ohio Company.

         The Investment Advisory Contract was last approved by a majority of both the trustees and those trustees who are not

"interested persons" (as defined in the 1940 Act) of either the Trust or the Adviser of the Trust at a meeting held for such purposes on November 13, 1995, and was last approved by the shareholders of the Trust on April 9, 1984. The Investment Advisory Contract will continue in force from year to year if specifically approved at least annually by the Board of Trustees of the Trust or by the vote of a majority of the outstanding Shares of the Trust. In either event, the Contract must also be approved by vote of a majority of the Trustees who are not "interested persons" of any party to such Contract, cast in person at a meeting called for such purpose. The Contract may be terminated by either party, at any time, without penalty, upon sixty days' written notice, and will automatically terminate in the event of its assignment. Termination will not affect the right of the Adviser to receive payments on any unpaid balance of the compensation earned prior to termination.


                             PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Contract, the Adviser, subject to the policies established by the Board of Trustees of the Trust and in accordance with the Trust's investment restrictions and policies, is responsible for the Trust's portfolio decisions and the placing of the Trust's portfolio transactions. Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which such portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions in the over-the-counter market are generally principal transactions with dealers.
With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         In executing such transactions, the Adviser seeks to obtain the best net results for the Trust taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, the Trust will not necessarily be paying the lowest commission or spread available. For the past three fiscal years, the Trust has paid no brokerage commissions.

         The Adviser may consider provision of research, statistical and other information to the Trust or the Adviser in the selection of qualified broker-dealers who effect portfolio transactions for the Trust so long as the Adviser's ability to obtain the best net results for portfolio transactions of the Trust is not diminished. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Trust.
Although this information is useful to the Trust and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Trust under the Investment Advisory Contract. The Trust is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage and research services provided.

         Investment decisions for the Trust are made independently from those for any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of the Trust and another investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Trust and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Trust or the size of the position obtained by the Trust. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

         The Trust did not, during the fiscal year ended September 30, 1995, hold any securities of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies.

                              ACCOUNTING SERVICES

         The Trust has entered into an Accounting Services Agreement with the Adviser pursuant to which the Adviser has agreed to maintain and keep current the books, accounts, records, journals and other records of original entry relating to the business of the Trust and to calculate the Trust's net asset value on a daily basis. In consideration of such services, the Trust has agreed to pay monthly to the Adviser a fee based on the average monthly net asset value of the Trust. For the last three fiscal years ended September 30, 1995, the Adviser received $17,235, $19,928 and $19,819, respectively, for its services to the Trust pursuant to such Agreement.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser has agreed to act as the Trust's transfer agent and dividend disbursing agent and to perform certain check redemption services for the Trust. In consideration of such services, the Trust has agreed to pay the Adviser an annual fee paid monthly, equal to $21 per shareholder account plus the Adviser's out-of-pocket expenses. For the last three fiscal years ended September 30, 1995, the Adviser received $62,542, $75,550 and $75,017, respectively, for its services to the Trust pursuant to such Agreement.


                                  DISTRIBUTOR

         The Ohio Company, with principal offices located at 155 East Broad Street, Columbus, Ohio 43215, serves as the Trust's principal underwriter and, in connection therewith, is available to receive purchase orders and redemption requests relating to Shares of the Trust and to transmit such orders and requests to the Trust's custodian. The Ohio Company does not receive any compensation from the Trust or charge any fees to investors for its services rendered as principal underwriter of the Trust's Shares.

         The Distribution Contract was last approved by both the Trustees and those Trustees who are not "interested persons" (as defined in the 1940 Act) of either the Trust or The Ohio Company at a meeting held for such purpose on November 13, 1995, and was last approved by the shareholders of the Trust on April 9, 1984. The Distribution Contract will continue in effect from year to year if specifically approved at least annually by the Board of Trustees of the Trust or by the vote of a majority of the outstanding Shares of the Trust. In either event, the Distribution Contract must also be approved by vote of a majority of the Trustees who are not "interested persons" of any party to the Distribution Contract, cast in person at a meeting called for such purpose.
The

Distribution Contract will automatically terminate in the event of its assignment.


                                   CUSTODIAN

         The Fifth Third Bank (the "Bank"), 38 Fountain Square, Cincinnati, Ohio 45263, has been selected to act as Custodian of the portfolio securities and cash of the Trust. The Bank has no part in determining the investment policies of the Trust or in deciding which securities are to be purchased or sold by the Trust. The Trust may enter into repurchase agreements with the Bank and may purchase or sell securities from or to the Bank.


                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

         Certain legal matters as to the issuance of the Shares offered hereby have been passed upon by Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215. The Trust has selected KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, as independent auditors for the Trust. The financial statements of the Trust included in this Statement of Additional Information have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, given upon the authority of said firm as experts in accounting and auditing.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust's Shares may be purchased at the public offering price and are sold on a continuous basis through The Ohio Company, principal underwriter of the Trust's Shares, at its address and number set forth on the cover page of this Statement of Additional Information, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

         Use of the check-writing redemption procedure will be subject to the rules and regulations of The Fifth Third Bank (the "Bank") governing checking accounts. Neither the Bank nor the Trust shall incur any liability to a participating shareholder under this procedure for not honoring a check that exceeds the value of Shares in a shareholder's account, for honoring checks properly drafted, for effecting redemptions pursuant to payment thereof or for returning checks not accepted for payment. This procedure may be terminated at any time by the Trust, the Bank or the participating shareholder. A shareholder participating in the check-writing redemption procedure has not established a checking or other account with the Bank for the purposes of Federal Deposit Insurance or otherwise.

Determination of Net Asset Value
--------------------------------

         The Trust values its portfolio securities using the amortized cost valuation method. This method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to the Trust's shareholders in the daily dividend, the value of the Trust's assets, and, thus, its net asset value per share, will generally remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of the Trust's securities, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the securities. During such periods, the yield on Shares of the Trust may differ somewhat from that obtained in a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. For example, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing investors in the Trust would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Trust's portfolio securities based upon their amortized cost and the maintenance of the Trust's per share net asset value of $1.00 is permitted based on the Trust's adherence to certain conditions, including maintaining a dollar-weighted average portfolio maturity of 90 days or less and purchasing only portfolio securities having remaining maturities of 397 days or less. The Board of Trustees has also established procedures designed to stabilize, to the extent reasonably possible, the Trust's net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Trust's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per Share and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing shareholders. These procedures also include a review by the Adviser in accordance with policies established by the Board of Trustees not less frequently than monthly of the quality of certain Municipal Securities having variable interest rates and demand features that permit the Trust to calculate the maturity of such obligations to a point in time prior to their stated maturity. In the event the Board of Trustees determines that deviation in net asset value exists, the Board of Trustees will take such corrective action as it deems necessary and appropriate, which action might include redemption of Shares in kind, selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, reduction of the number of Shares outstanding (i.e. the declaration of a negative dividend) or establishing a net asset value per share by using available market quotations.


                                     TAXES

         The Trust has qualified and intends to remain qualified for the special tax treatment accorded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a regulated investment company which invests in Municipal Securities the interest on which is excluded from gross income for federal income tax purposes to pay to its shareholders "exempt-interest dividends," which are excluded from gross income for federal income tax purposes, if at the close of each quarter at least 50 percent of the value of its total assets consist of Municipal Securities.

         In order to qualify as a regulated investment company, the Trust must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specifically applicable to regulated investment companies, the Trust must distribute to its shareholders at least 90% of its investment company taxable income for the year and at least 90% of its interest income that is excluded from gross income for federal income tax purposes, net of certain deductions. In general, the Trust's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Trust that is derived from interest received by the Trust that is excluded from gross income for federal income tax purposes, net of certain deductions, provided the dividend is designated as an exempt-interest dividend in a written notice mailed to shareholders not later than sixty days after the close of the Trust's taxable year. The percentage of the total dividends paid by the Trust during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Exempt-interest dividends shall be treated by the Trust's shareholders as items of interest excludable from their gross income for Federal income tax purposes under Section 103(a) of the Code. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) of the Code if such shareholder is a "substantial user" or a "related person" to such user under Section 147(a) of the Code with respect to any of the Municipal Securities held by the Trust. If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share shall be disallowed to the extent of the amount of such exempt-interest dividend.

         If the distributions from the Trust are less than the sum of 98% of the Trust's ordinary income for a calendar year plus 98% of the Trust's capital gain net income for the one-year period ending on October 31 of the calendar year, the Trust will be subject to a non- deductible 4% excise tax on the deficit. The Trust does not intend to incur any excise tax and may make special distributions to shareholders in order to avoid such tax.

         In general, interest on indebtedness incurred or continued by a shareholder to purchase or carry Trust Shares is not deductible for federal income tax purposes if the Trust distributes exempt-interest dividends during the shareholder's taxable year. A shareholder of the Trust that is a financial institution may not deduct interest expense attributable to indebtedness incurred or continued to purchase or carry Shares of the Trust if the Trust distributes exempt-interest dividends during the shareholder's taxable year (except that 80% in the case of interest expense attributable to tax-exempt obligations acquired after December 31, 1982, and prior to August 7, 1986 may be deducted). Certain federal income tax deductions of property and casualty insurance companies holding Shares of the Trust and receiving exempt-interest dividends may also be adversely affected. In certain limited instances, the portion of Social Security benefits received by a shareholder which may be subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends received by shareholders of the Trust.

         In the unlikely event the Trust realizes long-term capital gains, the Trust intends to distribute any realized net long-term capital gains annually. If the Trust distributes such gains, the Trust will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held

Trust Shares. Any such distributions will be designated as a capital gain dividend in a written notice mailed by the Trust to the shareholders not later than sixty days after the close of the Trust's taxable year. It should be noted, however, that capital gains are taxed like ordinary income except that net capital gains of individuals are subject to a maximum federal income tax rate of 28%. Net capital gains are the excess of net long-term capital gains over net short-term capital losses. Any net short-term capital gains are taxed at ordinary income tax rates. If a shareholder receives a capital gain dividend with respect to any Share and then sells the Share before he has held it for more than six months, any loss on the sale of the Share is treated as long-term capital loss to the extent of the capital gain dividend received.

         Interest earned by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. It is likely that exempt-interest dividends received by shareholders from the Trust will also be treated as tax preference items in computing the alternative minimum tax to the extent that distributions by the Trust are attributable to such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings and profits over pre-book alternative minimum taxable income. Adjusted current earnings and profits would include exempt-interest dividends distributed by the Trust to corporate shareholders.

         For taxable years of corporations beginning before 1996, the Superfund Revenue Act of 1986 imposes an additional tax (which is deductible for federal income tax purposes) on a corporation at a rate of 0.12 of one percent on the excess over $2,000,000 of such corporation's "modified alternative minimum taxable income", which would include a portion of the exempt-interest dividends distributed by the Trust to such corporation, and exempt-interest dividends distributed to certain foreign corporations doing business in the United States could be subject to a branch profits tax imposed by Section 884 of the Code.

         The Trust may acquire variable rate demand Municipal Securities and "stand-by commitments" or "puts" from bond and municipal securities dealers. See "INVESTMENT OBJECTIVE AND POLICIES - Stand-By Commitments." With respect to each such acquisition, an opinion of counsel will be issued that the Trust will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to such demand features or to such stand-by commitments and that the interest on the Municipal Securities will be excluded from the gross income of the Trust for federal income tax purposes. The purchase prices of Municipal Securities subject to stand-by commitments must be allocated between such securities and stand-by commitments based upon their respective fair-market values.

         Distributions of exempt-interest dividends by the Trust may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on obligations which, if received directly, would be exempt from such taxes. The Trust will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal obligations held by the Trust during the preceding year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

         The Trust may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any shareholder, and the proceeds of any redemption or the values of any exchanges of Shares of the Trust, if such shareholder (1) fails to furnish the Trust with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Trust that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Trust and its shareholders. No attempt is made to present a detailed explanation of the federal income tax treatment of the Trust or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Trust are urged to consult their tax advisers with specific reference to their own tax situation.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.


                                     YIELD

         The current (average annualized) yield of the Trust for any seven-day period is calculated by dividing the average daily net income per Share earned by the Trust during the seven-day calendar period by the Trust's average price per Share over the same period and annualizing this quotient on a 365 day basis. For purposes of this calculation, the daily net income reflects dividends declared on the original Share and dividends declared on any Shares purchased with dividends on that Share. Capital changes that are excluded from the calculation are realized gains and losses from the sale of securities as well as unrealized appreciation and depreciation with respect to the Trust's portfolio. The yield of the Trust for the seven-day period ended September 30, 1995, was 3.45%.

         The effective or compounded yield of the Trust for any seven-day period is computed by adding the number one to the daily net income per Share earned by the Trust during the seven-day calendar period, raising the sum to a power equal to 365 divided by seven, and subtracting the number one from the result. The effective or compounded yield of the Trust for the seven-day period ended September 30, 1995, was 3.51%.

         For the base period, the tax-equivalent yield of the Trust was 5.71% (using a federal income tax rate of 39.6%) and its tax-equivalent effective yield was 5.81% (using a federal income tax rate of 39.6%). The Trust's tax-equivalent yield was computed by dividing that portion of the Trust's yield which is tax-exempt by 1 minus the stated income tax rate and adding the result to that portion, if any, of the Trust's yield that is not tax-exempt. The Trust's tax-equivalent effective yield was computed by dividing that portion of the effective yield which is tax-exempt by 1 minus the stated income tax rate and adding to that result the portion, if any, of the Trust's effective yield that is not tax- exempt.

         Investors may judge the performance of the Trust by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, CDA Investment Technologies, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, The Columbus Dispatch, Consumer Reports and U.S.A. Today.

         Current and effective yields will fluctuate from time to time and should not be considered representative of future results. Yield is a function of general economic and money market conditions, portfolio quality and maturity, type of portfolio instruments and operating expenses. Yield information may be useful in reviewing the Trust's performance and comparing an investment in Shares of the Trust with other investment alternatives. However, yield on shares of the Trust fluctuates unlike yields on bank deposits or other instruments that pay a fixed yield for a stated period of time.


                             ADDITIONAL INFORMATION

Shareholder and Trustee Liability
---------------------------------

         The Trust is an entity of the type commonly known as a "business trust" and is organized under Chapter 1746 of the Ohio

Revised Code which limits the liability of its shareholders to the assets of the Trust. The Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every agreement, obligation or instrument entered into or executed by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Trust has been advised by counsel that courts in jurisdictions other than Ohio should apply Ohio law in determining the liability of shareholders of the Trust and that shareholder liability accordingly will be limited to the assets of the Trust.

         The Declaration of Trust further provides that no Trustee, officer or agent of the Trust shall be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. It also provides that all persons having any claim against the Trustees or the Trust shall look solely to the Trust's property for payment.

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

                        CARDINAL TAX EXEMPT MONEY TRUST

                               SEPTEMBER 30, 1995

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
SEPTEMBER 30, 1995

                                                                                  2A-7*       FINAL     PRINCIPAL    VALUE
                                  SECURITIES                                    MATURITY    MATURITY     AMOUNT     (NOTE 1)
------------------------------------------------------------------------------  ---------   ---------   ---------   --------
MUNICIPAL SECURITIES 98.95%
Ashtabula County, Ohio, Brighton Manor Project, VRN, currently 4.60%..........   10/04/95    12/01/16    $ 2,200    $ 2,200
Connecticut Development (Light & Power Co.), VRN, currently 4.40%.............   10/04/95     9/01/28      3,400      3,400
Cornell Township, Michigan, Economic Development, IRB, currently 3.80%........   10/02/95     3/01/15      3,100      3,100
Erie County, Ohio, Brighton Manor Project, VRN, currently 4.60%...............   10/04/95    11/01/16        600        600
Florida Housing Agency, VRN, currently 4.35%..................................   10/04/95    12/01/11      3,400      3,400
Grand Prairie, Texas Housing Finance Authority, VRN, currently 4.35%..........   10/04/95     6/01/10      1,800      1,800
Greater East Texas Higher Education, VRN, currently 4.30%.....................   10/05/95     9/01/02      2,300      2,300
Hillsborough County, Florida, VRN, currently 4.50%............................   10/02/95     9/01/25      3,300      3,300
Hockley County, Texas, PCRB, currently 3.65%..................................    3/01/96     3/01/14      1,750      1,750
Jackson County, Mississippi, PCRB, currently 4.40%............................   10/02/95    12/01/16      1,800      1,800
Jackson County, Mississippi, PCRB, currently 4.40%............................   10/02/95     6/01/23        300        300
Lincoln County, Wyoming, PCRB, currently 4.60%................................   10/02/95    11/01/14      3,000      3,000
Lisle, Illinois, VRN, currently 4.30%.........................................   10/05/95    12/15/25      2,500      2,500
Louisiana Public Facilities Authority (Kenner Hotels), IRB, currently 4.60%...   10/02/95    12/01/15      2,000      2,000
Louisiana Public Facilities Authority, VRN, currently 4.35%...................   10/04/95    10/01/22      1,000      1,000
Marion County, West Virginia Waste Disposal, RB, currently 4.55%..............   10/04/95    10/01/17      1,000      1,000
Marion County, West Virginia Waste Disposal, RB, currently 4.50%..............   10/04/95    10/01/17      2,200      2,200
Marion County, West Virginia Waste Disposal, RB, currently 4.50%..............   10/04/95    10/01/17      1,000      1,000
Muldrow, Oklahoma Public Wks. Authority, IRB, currently 4.45%.................   10/03/95     2/01/15      3,000      3,000
New York City Municipal Water Finance Agency, VRN, currently 4.60%............   10/02/95     6/15/23      2,000      2,000
New York State Energy Research & Development Authority, VRN, currently
  4.10%.......................................................................   10/04/95     6/01/27      3,000      3,000
Ohio, Higher Education, RB, currently 4.40%...................................   10/05/95    12/01/06      1,280      1,280
Platte County, Wyoming, VRN, currently 4.60%..................................   10/02/95     7/01/14      1,800      1,800
Port of Anacortes, Washington, IRB, currently 3.50%...........................   10/05/95     6/15/19      3,000      3,000
Private College & University, Georgia, RB, currently 3.60%....................   10/16/95    10/01/15      3,000      3,000
Saint Charles, Louisiana, PCRB, currently 4.20%...............................   10/04/95     6/01/05      3,200      3,200
Sandusky County, Ohio, Brighton Manor Project, IRB, currently 4.60%...........   10/04/95    12/01/16        500        500
Springfield, Illinois, Second and Adams Project, RB, currently 4.45%..........   10/03/95    12/01/15      1,170      1,170
Washington State Fin. Commiss. Rev., RB, currently 4.55%......................   10/03/95     1/01/10      4,000      4,000
West Feliciana, Louisiana, VRN, currently 4.50%...............................   10/02/95    12/01/15      1,500      1,500
                                                                                                        ---------   --------
  TOTAL INVESTMENTS AT AMORTIZED COST 98.95%..................................                           $64,100    $64,100
                                                                                                        ========    =========

VRN -- Variable Rate Notes
IRB -- Variable Rate Industrial Revenue Bonds
RB -- Variable Rate Revenue Bonds
PCRB -- Variable Rate Pollution Control Revenue Bonds
* Rule 2a-7, of the Investment Company Act of 1940, defines maturity as the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS
Investments in securities at amortized cost......................................      $64,100
Cash.............................................................................          974
Interest receivable..............................................................          228
Receivable for Trust shares sold.................................................            2
Other assets.....................................................................           55
                                                                                 -----------------
          Total assets...........................................................       65,359
                                                                                 -----------------
LIABILITIES
Payable for Trust shares redeemed................................................          510
Payable for shareholder distributions............................................            9
Accrued investment management, accounting and transfer agent fees (note 2).......           35
Other accrued expenses...........................................................           25
                                                                                 -----------------
          Total liabilities......................................................          579
                                                                                 -----------------
COMMITMENTS AND CONTINGENCIES (NOTE 3)
NET ASSETS -- applicable to 64,779,828 outstanding $.10 par value shares of
  beneficial interest (unlimited number of shares authorized)....................      $64,780
                                                                                 =================
NET ASSET VALUE PER SHARE........................................................      $  1.00
                                                                                 =================

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Interest.................................................................               $2,608
                                                                                        ------
EXPENSES:
Investment management fees (note 2)......................................                  344
Transfer agent fees and expenses (note 2)................................                   63
Accounting fees (note 2).................................................                   17
                                                                                        ------
          Total affiliated expenses......................................                  424
                                                                                        ------
Custodian fees...........................................................                   17
Professional fees........................................................                   41
Reports to shareholders..................................................                   30
Trustees' fees...........................................................                   17
Registration fees........................................................                    8
Other expenses...........................................................                   28
                                                                                        ------
          Total non-affiliated expenses..................................                  141
                                                                                        ------
          Total expenses.................................................                  565
                                                                                        ------
          Net increase in net assets from operations.....................               $2,043
                                                                                        ======

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                      1995         1994
                                                                    --------     --------
FROM OPERATIONS:
Net increase in net assets from operations......................    $  2,043     $  1,601
                                                                    --------     --------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders.............................      (2,043)      (1,601)
                                                                    --------     --------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
Proceeds from sale of shares....................................     154,643      164,948
Reinvestment of distributions to shareholders...................       1,917        1,510
Cost of shares redeemed.........................................    (172,311)    (177,086)
                                                                    --------     --------
  Decrease in net assets derived from capital share
     transactions...............................................     (15,751)     (10,628)
                                                                    --------     --------
  Net decrease in net assets....................................     (15,751)     (10,628)
NET ASSETS -- beginning of period...............................      80,531       91,159
                                                                    --------     --------
NET ASSETS -- end of period.....................................    $ 64,780     $ 80,531
                                                                    =========    =========

See accompanying notes to financial statements.

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Tax Exempt Money Trust (the Trust) is a diversified, open-end investment company created under the laws of Ohio by a Declaration of Trust dated January 13, 1983 and is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation--Securities are valued at amortized cost which approximates fair value (premiums and discounts are amortized on a straight-line basis). The use of this method requires the Trust to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only securities having a remaining maturity of thirteen months or less.

Variable Rate Demand Municipal Securities--Variable and adjustable rate demand municipal securities are tax-exempt obligations that provide for a periodic adjustment in the interest rate paid on the securities and permit the holder to demand payment of the unpaid principal balance, plus accrued interest, at redemption dates provided by contract upon a specified number of days notice either from the issuer or by drawing on a bank letter of credit or comparable guarantee issued with respect to such security. The interest rates shown for variable rate securities are the rates in effect on September 30, 1995.

Security Transactions and Investment Income--Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

Federal Income Taxes--No provision has been made for Federal taxes on the Trust's income, since it is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

Dividends to Shareholders--Dividends are declared and accrued daily and (for those shareholders not electing cash distribution of dividends) automatically reinvested monthly in additional shares from the sum of net investment income and net realized short-term gains.

(2) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Cardinal Management Corp. (CMC), an affiliated company, is allowed an annual fee of 0.5% of the average daily net assets of the Trust. CMC has agreed that if the aggregate expenses of the Trust, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Trust, CMC will refund to the Trust, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the year ended September 30, 1995.

CMC also serves as the Trust's transfer agent and fund accountant. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. Accounting service fees are based on the monthly average net assets of the Trust. For the year ended September 30, 1995 the Trust paid or accrued $62,542 and $17,235 for transfer agent and fund accounting services, respectively.
                                                                     (continued)

CARDINAL TAX EXEMPT MONEY TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

The Ohio Company, sole shareholder of CMC, serves as the Trust's distributor and, in connection therewith receives purchase orders and redemption requests relating to Trust shares. During the year ended September 30, 1995 the Trust incurred no expenses relating to the distribution of its shares.

(3) -- COMMITMENTS AND CONTINGENCIES

The Trust has an available $5,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Trust. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Trust and its officers and trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Trust is a deposit of $13,291 for the initial capital of ICI Mutual. The Trust is also committed to provide $39,873 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $27,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Trust's participation in ICI Mutual. This amount is not available for investment.

(4) -- CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                             YEARS ENDED
                                                                            SEPTEMBER 30,
                                                                    ------------------------------
                                                                        1995             1994
                                                                    ------------     -------------
Shares sold.....................................................     154,643,119      164,947,710
Shares issued in connection with reinvestment of distributions
  to shareholders...............................................       1,916,504        1,509,540
                                                                    ------------     -------------
                                                                     156,559,623      166,457,250
Shares repurchased..............................................    (172,310,841)    (177,085,583 )
                                                                    ------------     -------------
Net decrease....................................................     (15,751,218)     (10,628,333 )
Shares outstanding:
Beginning of period.............................................      80,531,046       91,159,379
                                                                    ------------     -------------
End of period...................................................      64,779,828       80,531,046
                                                                    =============    ==============

(5) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Trust and The Cardinal Group ("TCG"). The plan calls for the transfer of all assets and liabilities of the Trust to a series of TCG with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Trust and TCG. Shareholder approval will be sought and is needed to ratify the transaction.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                  YEARS ENDED SEPTEMBER 30,
                                              -----------------------------------------------------------------
                                                1995          1994          1993          1992          1991
                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, beginning................       $1.00         $1.00         $1.00         $1.00         $1.00
                                              ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income...................        0.03          0.02          0.02          0.03          0.04
Less distributions:
  Dividends...............................       (0.03)        (0.02)        (0.02)        (0.03)        (0.04)
                                              ---------     ---------     ---------     ---------     ---------
Net Asset Value, ending...................       $1.00         $1.00         $1.00         $1.00         $1.00
                                              ==========    ==========    ==========    ==========    ==========
Ratios/Supplemental Data:
Total return..............................        3.02%         1.78%         1.81%         2.62%         4.40%
                                              ==========    ==========    ==========    ==========    ==========
Net assets, ending (000)..................     $64,780       $80,531       $91,159       $70,054       $85,488
                                              ==========    ==========    ==========    ==========    ==========
Ratio of expenses to average net assets...        0.83%         0.76%         0.77%         0.76%         0.72%
                                              ==========    ==========    ==========    ==========    ==========
Ratio of net investment income to average
  net assets..............................        2.99%         1.78%         1.80%         2.59%         4.31%
                                              ==========    ==========    ==========    ==========    ==========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Tax Exempt Money Trust:

We have audited the accompanying statement of assets and liabilities of Cardinal Tax Exempt Money Trust (the Trust), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Tax Exempt Money Trust as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

                                    APPENDIX

                       RATINGS OF PERMISSIBLE INVESTMENTS

         Set forth below are excerpts from Moody's Investors Service and Standard & Poor's Corporation ratings of obligations that are permissible investments for the Trust.

         COMMERCIAL PAPER RATINGS. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

         CORPORATE DEBT RATINGS. A S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree.

         To provide more detailed indications of credit quality, the ratings of AA may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

         The following summarizes the two highest ratings used by Moody's for corporate debt. Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Municipal Obligations Ratings
-----------------------------

         The following summarizes the two highest ratings used by Moody's for state and municipal short-term obligations. Obligations bearing MIG-1 and VMIG-1 designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Obligations rated "MIG-2" or "VMIG-2" denote high quality with ample margins of protection although not so large as in the preceding rating group.

         S&P SP-1 and SP-2 municipal note ratings (the two highest ratings assigned) are described as follows:

                 "SP-1": Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                 "SP-2":  Satisfactory capacity to pay principal and interest.

         The following summarizes the two highest ratings used by Moody's for state and municipal bonds:

                 "Aaa": Bonds judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                 "Aa": Bonds judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         The following summarizes the two highest ratings used by S&P for state and municipal bonds:

                 "AAA": Debt which has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                 "AA": Debt which has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

Definitions of Certain Money Market Instruments
-----------------------------------------------

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                             Registration Statement
                                       of
                        CARDINAL TAX EXEMPT MONEY TRUST
                                       on
                                   Form N-1A


PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a)      Financial Statements
                   Included in Part A:
                      --Financial Highlights
                   Included in Part B:
                      --Statement of Investments
                             September 30, 1995
                      --Statement of Net Assets
                             September 30, 1995
                      --Statement of Operations
                             for the year ended September 30, 1995

                      --Statements of Changes in Net Assets
                             for the years ended September 30, 1995 and
                             1994

                      --Notes to Financial Statements
                             September 30, 1995
                      --Independent Auditors' Report
                             dated November 17, 1995

                   All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

          (b)      Exhibits

                   (10) Opinion of Counsel with respect to Shares of Registrant being registered pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

                   (11)             Consent of KPMG Peat Marwick LLP.

                   (17)             Financial Data Schedule.

                   (19)(a)          Powers of Attorney of Frank W.
                                    Siegel, H. Keith Allen, Gordon B.
                                    Carson, John B. Gerlach, Jr.,
                                    Michael J. Knilans, James I. Luck,
                                    David L. Nelson, C.A. Peterson,
                                    Frank W. Siegel, Joseph H.
                                    Stegmayer, Lawrence H. Rogers II and
                                    James M. Schrack II.

                       (b)          Consent of Baker & Hostetler.

Item 25.   Persons Controlled or Under Common Control With Registrant
           ----------------------------------------------------------

           None

Item 26.   Number of Holders of Securities
           -------------------------------

         The following table sets forth as of January 11, 1996, the number of record holders of Shares of Registrant.


                                                       Number of
          Title of Class                             Record Holders
------------------------------------------           --------------
Shares of Beneficial Interest, par value
$.10 per share, of the Registrant.........                2.935




Item 28.   Business and Other Connections of Investment Adviser:
           -----------------------------------------------------

         Information with respect to Cardinal Management Corp. and its officers and directors as set forth under the captions "WHO MANAGES MY INVESTMENT IN THE TRUST?" contained in Prospectus and "MANAGEMENT OF THE TRUST" and "THE ADVISER" contained in the Statement of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference.

         To the knowledge of Registrant, none of the directors or officers of Cardinal Management Corp., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of Cardinal Management Corp. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.

Officer or Director
of Cardinal              Name and Address                   Nature of
Management Corp.         of Business                        Connection
----------------         ----------------                   ----------
H. Keith Allen           The Ohio Company                   Chief Operating Officer,
                         155 East Broad Street              Secretary/ Treasurer and
                         Columbus, Ohio  43215              Director



                                       2C

Officer or Director
of Cardinal                 Name and Address                                 Nature of
Management Corp.            of Business                                      Connection
----------------            ----------------                                 ----------
H. Keith Allen             Ad Management Corp.                             Secretary/Treasurer and
(continued)                155 East Broad Street                           Director
                           Columbus, Ohio 43215

                           Cardinal Financial                              Secretary/Treasurer and
                           Management Corp.                                Director
                           155 East Broad Street
                           Columbus, Ohio  43215

                           Midwest Parking, Inc.                           Secretary/Treasurer
                           155 East Broad Street                           and Director
                           Columbus, Ohio  43215

                           InsuranceOhio Company                           Secretary/Treasurer and
                           Agency                                          Director
                           155 East Broad Street
                           Columbus, Ohio 43215

                           Ohio Equities Inc.                              Secretary/Treasurer   and
                           395 East Broad Street                           Director
                           Columbus, Ohio  43215

                           The Cardinal Fund Inc.                          Chairman and Director
                           155 East Broad Street
                           Columbus, Ohio  43215

                           Cardinal Government Securities Trust            Chairman and Trustee
                           155 East Broad Street
                           Columbus, Ohio 43215

                           Cardinal Tax Exempt                             Chairman and Trustee
                           Money Trust
                           155 East Broad Street
                           Columbus, Ohio  43215

                           Cardinal Government                             Chairman and Trustee
                           Obligations Fund
                           155 East Broad Street
                           Columbus, Ohio  43215

                           The Cardinal Group                              Chairman and Trustee
                           155 East Broad Street
                           Columbus, Ohio  43215

Frank W. Siegel            The Ohio Company                                Senior Vice President
                           155 East Broad Street
                           Columbus, Ohio 43215

                           Cardinal Government Securities Trust            President and Trustee
                           155 East Broad Street
                           Columbus, Ohio 43215




                                       3C

Officer or Director
of Cardinal                 Name and Address                                 Nature of
Management Corp.            of Business                                      Connection
----------------            ----------------                                 ----------
Frank W. Siegel             Cardinal Government                             President and Trustee
(continued)                 Obligations Fund
                            155 East Broad Street
                            Columbus, Ohio 43215

                            The Cardinal Fund Inc.                          President and
                            155 East Broad Street                           Director
                            Columbus, Ohio 43215

                            Cardinal Tax Exempt Money Trust                 President and Trustee
                            155 East Broad Street
                            Columbus, Ohio 43215

                            The Cardinal Group                              President and Trustee
                            155 East Broad Street
                            Columbus, Ohio  43215

                            Keystone Group                                  Vice President
                            200 Berkeley Street
                            Boston, Massachusetts 02116

                            Trust Advisory Group                            Senior Vice President
                            1 Morningstar Drive North
                            Westport, Connecticut 06880

Item 29.    Principal Underwriters
            ----------------------

       (a) The Ohio Company acts as principal underwriter for Registrant. The Ohio Company is also the principal underwriter of The Cardinal Fund Inc., Cardinal Government Obligations Fund, Cardinal Government Securities Trust, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund and is the investment adviser of The Cardinal Fund Inc. Cardinal Management Corp., a wholly owned subsidiary of The Ohio Company, is the investment adviser of Cardinal Government Securities Trust, Cardinal Government Obligations Fund, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund. The Ohio Company also acts as Sponsor of Cardinal Tax-Exempt Bond Trust, First through Thirty-Fifth Series (there is no Thirteenth Series of this Trust) and as Sponsor of Cardinal GNMA Trust, First, Second and Third Series. The Ohio Company participates as a member of various underwriting and selling groups and as agent of other investment companies. It executes orders for the purchase and sale of securities of investment companies and, from time to time, sells securities to such companies in its capacity as a broker-dealer in securities.


       (b) The Officers and Directors of The Ohio Company and their positions with Registrant are as follows:





                                       4C

Name and Principal               Position and Offices                      Positions and Offices
Business Address                 with Underwriter                          with Registrant
------------------               --------------------                      ---------------------
John F. Wolfe                    Chairman of the Board, President and
34 South Third Street            Chief Executive Officer and Director
Columbus, Ohio 43215

William C. Wolfe                 Director
155 East Broad Street
Columbus, Ohio 43215

H. Keith Allen                   Chief Operating Officer,                  Chairman and
155 East Broad Street            Secretary, Treasurer and                  Trustee, Member of
Columbus, Ohio 43215             Director                                  Executive and
                                                                           Nominating Committees

John P. Campbell                 Senior Executive Vice President and
155 East Broad Street            Director
Columbus, Ohio 43215

Daniel A. Fronk                  Senior Executive Vice President and
155 East Broad Street            Director
Columbus, Ohio 43215

Curtis E. Stumpf                 Senior Executive Vice President,
155 East Broad Street            Director and General Sales Manager
Columbus, Ohio 43215

Martin H. Vogtsberger            Senior Executive Vice
155 East Broad Street            President and Director
Columbus, Ohio 43215

Thomas A. Brownfield             Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

James A. Francis                 Senior Vice President/
155 East Broad Street            Compliance
Columbus, Ohio 43215

Jerry L. Greene                  Senior Vice President/
155 East Broad Street            Accounting
Columbus, Ohio 43215

Kenneth S. Koralewski            Senior Vice President &
155 East Broad Street            Manager, Municipal
Columbus, Ohio 43215             Syndicate & Trading

Curtis D. Milner                 Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

Frank W. Siegel                  Senior Vice President                     President and
155 East Broad Street                                                      Trustee
Columbus, Ohio 43215

Thomas G. Terry                  Senior Vice President/OTC
155 East Broad Street            Trading
Columbus, Ohio 43215



                                       5C

Name and Principal               Position and Offices                      Positions and Offices
Business Address                 with Underwriter                          with Registrant
------------------               --------------------                      ---------------------
George E. Tootle, Jr.            Senior Vice
155 East Broad Street            President/Operations
Columbus, Ohio 43215

G. Douglas Voelz                 Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

John C. Adams                    Vice President/Public
155 East Broad Street            Finance-Negotiated
Columbus, Ohio 43215

William N. Anderson              Vice President/NYSE Floor
155 East Broad Street            Broker
Columbus, Ohio 43215

Gary E. Baird                    Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

John Bevilacqua                  Vice President/Asset
155 East Broad Street            Management
Columbus, Ohio 43215

John R. Carle                    Vice President/Cardinal Government
155 East Broad Street            Obligations Fund
Columbus, Ohio 43215

Mark R. Chambers                 Vice President/Public
155 East Broad Street            Finance-Negotiated
Columbus, Ohio 43215

G. John Cooper                   Vice President/Public
155 East Broad Street            Finance-Negotiated
Columbus, Ohio 43215

Robert A. Corea                  Vice President/Corporate
155 East Broad Street            Finance
Columbus, Ohio 43215

Albert W. Erickson, III          Vice President/Public
155 East Broad Street            Finance-Negotiated
Columbus, Ohio 43215

Michael Goodman                  Vice President/Municipal
155 East Broad Street            Trading
Columbus, Ohio 43215

Douglas W. Hindenlang            Vice President/OTC Trading
155 East Broad Street
Columbus, Ohio 43215

Mark E. Koprucki                 Vice President/Research
155 East Broad Street
Columbus, Ohio 43215

Elwood W. Lewis                  Vice President/Asset
155 East Broad Street            Management
Columbus, Ohio  43215


                                       6C

Name and Principal                  Position and Offices      Positions and Offices
Business Address                    with Underwriter          with Registrant
------------------                  --------------------      ---------------------
Barry G. McMahon                    Vice President/Asset
155 East Broad Street               Management
Columbus, Ohio 43215

John R. Merrell                     Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

Thomas E. Murphy                    Vice President/Corporate
155 East Broad Street               Finance
Columbus, Ohio 43215

C. Thomas Pfister                   Vice President/Public
155 East Broad Street               Finance-Negotiated
Columbus, Ohio 43215

Larry J. Rapp                       Vice President/Manager,
155 East Broad Street               Technical Services
Columbus, Ohio 43215

Kara L. Rider                       Vice President/Municipal
155 East Broad Street               Trading
Columbus, Ohio 43215

James M. Schrack II                 Vice President            Treasurer
155 East Broad Street
Columbus, Ohio 43215

Richard H. Stillman                 Vice President/Public
155 East Broad Street               Finance-Negotiated
Columbus, Ohio 43215

Michael S. Tedesco                  Vice President/Municipal
155 East Broad Street               Trading
Columbus, Ohio 43215

James W. Trapp                      Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

William T. Weldon                   Vice President/Operations
155 East Broad Street
Columbus, Ohio 43215

David C. Will                       Vice President/Asset
155 East Broad Street               Management
Columbus, Ohio 43215


Rodney A. Yeager                    Vice President/Tele-
155 East Broad Street               communications
Columbus, Ohio 43215

Mark E. Backes                      Assistant Vice President/
155 East Broad Street               Operations
Columbus, Ohio 43215

Roger W. Butler                     Assistant Vice President/
155 East Broad Street               Compliance
Columbus, Ohio 43215

                                       7C

Name and Principal                  Position and Offices      Positions and Offices
Business Address                    with Underwriter          with Registrant
------------------                  --------------------      ---------------------
James W. Carey                      Assistant Vice President/
155 East Broad Street               Corporate Finance
Columbus, Ohio 43215

Scott E. Decker                     Assistant Vice President/
155 East Broad Street               Trust-Internal Auditor
Columbus, Ohio 43215

William J. Denehy                   Assistant Vice President/
155 East Broad Street               Corporate Bond Trading
Columbus, Ohio 43215

Dave G. Duncan                      Assistant Vice President/
155 East Broad Street               Syndicate
Columbus, Ohio 43215

Carolyn A. Garner                   Assistant Vice President
155 East Broad Street
Columbus, Ohio 43215

Charles H. Graves, Sr.              Assistant Vice President/
155 East Broad Street               Sales
Columbus, Ohio 43215

Ronald G. Hall                      Assistant Vice President/
155 East Broad Street               Operations
Columbus, Ohio 43215

Helen J. Huntington                 Assistant Vice President/
155 East Broad Street               Operations
Columbus, Ohio 43215

Jon P. Jones                        Assistant Vice President/
155 East Broad Street               Municipal Trading
Columbus, Ohio 43215

Donna M. Knapp                      Assistant Vice President/
155 East Broad Street               Operations
Columbus, Ohio 43215

Lawrence W. Landenberger            Assistant Vice President/
155 East Broad Street               Operations
Columbus, Ohio 43215

Matthew E. Lee                      Assistant Vice President/
155 East Broad Street               Trading
Columbus, Ohio 43215

Virginia L. McCargish               Assistant Vice President/
155 East Broad Street               Operations
Columbus, Ohio 43215

Kevin P. Morrow                     Assistant Vice President/
155 East Broad Street               Research
Columbus, Ohio 43215

Richard D. Oltean                   Assistant Vice President/
155 East Broad Street               Trust-Qualified Plans
Columbus, Ohio 43215



                                       8C

Name and Principal                  Position and Offices                                       Positions and Offices
Business Address                    with Underwriter                                              with Registrant
------------------                  --------------------                                       ---------------------
Mark Ostroske                       Assistant Vice President/ Asset
155 East Broad Street               Management
Columbus, Ohio 43215

E. Eugene Robinson                  Assistant Vice President/
155 East Broad Street               Research
Columbus, Ohio 43215

Michael C. Roney                    Assistant Vice President/ Asset
155 East Broad Street               Management
Columbus, Ohio 43215

David A. Seely, Jr.                 Assistant Vice President/ Operations
155 East Broad Street
Columbus, Ohio 43215

Susan H. Shaw                       Assistant Vice President/ National
155 East Broad Street               Syndicate
Columbus, Ohio 43215

Ronald J. Trubinsky                 Assistant Vice President/ Corporate
155 East Broad Street               Bond Trading
Columbus, Ohio 43215

Douglas J. Walouke                  Assistant Vice President/ Corporate
155 East Broad Street               Bond Trading
Columbus, Ohio 43215

Richard J. Wayman                   Assistant Vice President/
155 East Broad Street               Research
Columbus, Ohio 43215

Lori A. Wells                       Assistant Vice President/ Technical
155 East Broad Street               Service
Columbus, Ohio 43215

Item 30.   LOCATION OF ACCOUNTS AND RECORDS
           --------------------------------

           (1) Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215 (records relating to its functions as investment adviser and manager, Declaration of Trust, By-Laws and Minute Books).

           (2) The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215 (records relating to its function as distributor).

           (3) Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215 (records relating to its functions as dividend and transfer agent and fund accountant).

           (4) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its functions as custodian).





                                      9C

Item 31.         MANAGEMENT SERVICES
                 -------------------

                 None.


Item 32.         UNDERTAKINGS
                 ------------

                 None.





                                      10C

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus and State of Ohio on the 17th day of January, 1996. Registrant hereby certifies that this Post-Effective Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

                                             CARDINAL TAX EXEMPT MONEY TRUST


                                             By /s/  Frank W. Siegel
                                                -----------------------------
                                                  Frank W. Siegel, President





                                      11C

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                      Title                               Date
         ---------                      -----                               ----
/s/ *H. Keith Allen               Chairman and Trustee                 January 17, 1996
----------------------------
     H. Keith Allen

/s/ *Gordon B. Carson             Trustee                              January 17, 1996
----------------------------
     Gordon B. Carson

/s/ *John B. Gerlach, Jr.         Trustee                              January 17, 1996
----------------------------
     John B. Gerlach, Jr.

/s/ *Michael J. Knilans           Trustee                              January 17, 1996
----------------------------
     Michael J. Knilans

/s/ *James I. Luck                Trustee                              January 17, 1996
----------------------------
     James I. Luck

/s/ *David L. Nelson              Trustee                              January 17, 1996
----------------------------
     David L. Nelson

/s/ *C. A. Peterson               Trustee                              January 17, 1996
----------------------------
     C. A. Peterson

/s/ *Lawrence H. Rogers II        Trustee                              January 17, 1996
----------------------------
     Lawrence H. Rogers

/s/ *Joseph H. Stegmayer          Trustee                              January 17, 1996
----------------------------
     Joseph H. Stegmayer

/s/  Frank W. Siegel              President (Principal                 January 17, 1996
----------------------------      Executive Officer)
     Frank W. Siegel

/s/  James M. Schrack II          Treasurer (Principal                 January 17, 1996
----------------------------      Financial and Accounting
     James M. Schrack II          Officer)


*By /s/ James M. Schrack II                                            January 17, 1996
   -------------------------
        James M. Schrack II
        Attorney-in-Fact






                                      12C

                                 EXHIBIT INDEX


Exhibit No.                   Description                                                                                      Page
-----------          -----------------------------                                                                             ----

(10)                 Opinion of Counsel with respect to shares of Registrant being registered pursuant to
                     Section 24(e)(1) of the Investment Company Act of 1940.

(11)                 Consent of KPMG Peat Marwick LLP

(17)                 Financial Data Schedule

(19)(a)              Powers of Attorney of Frank W. Siegel, H. Keith Allen, Gordon B. Carson, John B. Gerlach,
                     Jr., Michael J. Knilans, James I. Luck, David L. Nelson, C.A. Peterson, Frank W. Siegel,
                     Joseph H. Stegmayer, Lawrence H. Rogers II and James M. Schrack II.

    (b)              Consent of Baker & Hostetler





                                      13C

    As filed with the Securities and Exchange Commission January 19, 1996

                                              1933 Act Registration No. 2-82356
                                                     1940 Act File No. 811-3686





                                 EXHIBITS TO




                                  FORM N-1A





    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / x /
                 Post-Effective Amendment No. 16                    / x /


            REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940                          / x /
                         Amendment No. 18                           / x /




                       Cardinal Tax Exempt Money Trust
              (Exact Name of Registrant as Specified in Charter)


                            155 East Broad Street
                             Columbus, Ohio 43215
                   (Address of Principal Executive Offices)

                        Registrant's Telephone Number:
                                (614) 464-5511